As filed with the Securities and Exchange Commission on February 7, 2002

                                                  Securities Act File No.
                                          Investment Company Act File No.
        -----------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /  X  /
                                                           -----

                  Pre-Effective Amendment No.              /___/

                  Post-Effective Amendment No.             /___/

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                               /  X  /
                                                           -----

                  Amendment No.                            /___/

                       Sanford C. Bernstein Fund II, Inc.
                  (Exact Name of Fund as Specified in Charter)
              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Offices) (Zip Code)

          Fund's Telephone Number, including Area Code: (212) 969-1000

                             Edmund P. Bergan, Esq.
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and Address of Agent for Service)
                  ---------------------------------------------
                                   Copies to:
                             Joel H. Goldberg, Esq.
                               Shearman & Sterling
                              599 Lexington Avenue
                            New York, New York 10022
                  --------------------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.
--------------------------------------------

It is proposed that this filing will become effective:

____ Immediately upon filing pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on (date) pursuant to paragraph (b)
____ on (date) pursuant to paragraph (a)(1)

____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  --------------------------------------------

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION ACTING PURSUANT TO SAID SECTION 8(a) MAY DETERMINE.

                  [March 21], 2002

                  P R O S P E C T U S



SANFORD C. BERNSTEIN FUND II, INC.



                  Bernstein Intermediate Duration Institutional Portfolio



--------------------------------------------------------------------------------
                  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INTRODUCTION...................................................................1

INVESTMENT OBJECTIVE, STRATEGIES, RISKS, PERFORMANCE AND FEES..................2

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT
  STRATEGIES AND RISKS OF THE PORTFOLIO........................................6

ADDITIONAL INVESTMENT INFORMATION, SPECIAL INVESTMENT
  TECHNIQUES AND RELATED RISKS.................................................7

FUND MANAGEMENT...............................................................13

PRICING PORTFOLIO SHARES......................................................13

PURCHASING SHARES.............................................................14

SELLING SHARES................................................................16

EXCHANGING SHARES.............................................................16

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................17

INTRODUCTION
--------------------------------------------------------------------------------



This Prospectus describes the Bernstein Intermediate Duration Institutional Portfolio (the "Portfolio") of the Sanford C. Bernstein Fund II, Inc. (the "Fund").

Alliance Capital Management L.P. is the investment manager of the Fund. This prospectus refers to Alliance Capital Management L.P. as "the Manager," "Alliance" or "we" and shareholders of the Portfolio as "you."

Before investing in the Portfolio, you should consider the risks. The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective. In addition, the investments made by the Portfolio may underperform the market generally or other mutual funds with a similar investment objective.

These and other risks are discussed in more detail in the pages that follow and in Fund's Statement of Additional Information (SAI), which is available without charge (see back cover).









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                                                Prospectus--[March 21], 2002  1

INVESTMENT OBJECTIVE, STRATEGIES, RISKS, PERFORMANCE AND FEES
Investment Objective

To provide safety of principal and a moderate to high rate of current income.

Principal Investment Strategies

The Portfolio will invest at least 65% of its total assets in securities rated AA or better by national rating agencies and comparably rated commercial paper and notes. In addition, the Portfolio will invest at least 80% of its total assets in securities rated A or better by national rating agencies.

Many types of securities may be purchased by the Portfolio, including corporate bonds, notes, U.S. government and agency securities, asset-backed securities, mortgage-related securities and inflation-protected securities as well as others. The Portfolio may also invest up to 20% of its total assets in fixed-income foreign securities in developed or emerging-market countries.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

Duration is a measure of interest-rate risk (described further below). The duration of a bond is the effect on price of a rise or fall of 1% in interest rates. Thus, if the Portfolio's duration is around five years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% in principal should interest rates fall 1%.

The Portfolio seeks to maintain an effective duration of three to six years under normal market conditions.

Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective. Prices of intermediate bonds are more sensitive to interest-rate changes than those of shorter duration.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

     o    lower rated securities or comparable unrated securities;

     o    debt securities with longer maturities;

     o debt securities paying no current interest, such as zero coupon securities; or

     o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

Inflation-protected securities: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform noninflation-adjusted securities on a total-return basis. In addition, these securities may have limited liquidity in the secondary market.

Foreign securities: Investing in foreign securities entails special risks, such as potential political and economic instability, greater volatility and less liquidity. In addition, there is the possibility that changes in value of a foreign currency will reduce the U.S.-dollar value of securities denominated in that currency. These risks are heightened with respect to investments in emerging-market countries.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Mortgage-related securities: Investments in mortgage-related securities expose the Portfolio to the following risks:


--------------------------------------------------------------------------------
                                                Prospectus--[March 21], 2002  2

Prepayment risk: Because interest rates rise and fall, there is no way to be certain of the actual rates of prepayment by the borrowers on the underlying mortgages. Thus, actual prepayments on the securities could differ from expected prepayments. As a result, the value of a security could be lower than expected.

Shortening risk: Shortening risk is the possibility that falling interest rates may cause prepayments of principal to occur at a faster-than-expected rate. This particular risk may effectively change a security that was considered intermediate- or long-term into a short-term security. The prices of short-term securities do not rise as much in response to a fall in interest rates as do the prices of intermediate-or long-term securities.

Extension risk: Extension risk is the possibility that rising interest rates may cause prepayments of principal to occur at a slower-than-expected rate. This particular risk may effectively change a security that was considered short- or intermediate-term into a long-term security. The prices of long-term securities generally fall more in response to a rise in interest rates than do the prices of short- or intermediate-term securities.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that they will produce the desired results.

Investment Performance

Performance information for the Portfolio is not shown because it has not been in existence for a full calendar year.












--------------------------------------------------------------------------------
                                                Prospectus--[March 21], 2002  3

Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

                  Fee Table
                  ---------------------------------------------------------------------------------------------------
                  SHAREHOLDER FEES                                                     Bernstein Intermediate
                       (fees paid directly from your investment)                  Duration Institutional Portfolio

                       Sales Charge (Load) Imposed on Purchases                                None
                       Sales Charge (Load) Imposed on Reinvested Dividends                     None
                       Deferred Sales Charge (Load)                                            None
                       Redemption Fees                                                         None
                       Exchange Fees                                                           None
                       Maximum Account Fee                                                     $100(1)
                  ---------------------------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                       (expenses that are deducted from Portfolio assets)
                       Management Fees                                                         0.50%
                       Distribution (12b-1) Fees                                               None
                       Other Expenses
                       All Other Expenses(2)                                                   0.03%
                  Total Annual Portfolio Operating Expenses(2)                                 0.53%
                  Fee Waiver and/or Expense Reimbursement(2)                                   0.08%
                  Net Expenses(3)                                                              0.45%
                  ---------------------------------------------------------------------------------------------------




----------

1 Certain shareholders may be charged an annual account maintenance fee of $100, which is paid to Sanford C. Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

2    Estimated.

3 The Manager has contractually agreed to waive a portion of its advisory fee and/or reimburse the Portfolio for a portion of its operating expenses to the extent necessary to maintain the net expenses shown. This waiver extends through the Portfolio's current fiscal year and may be extended by the Manager for additional one-year terms. The table reflects the current level of this waiver/reimbursement.



--------------------------------------------------------------------------------
                                                Prospectus--[March 21], 2002  4

                  EXAMPLE

                       This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

                       The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Yr.                                          $--
                       3 Yrs. (cum.)*                                 $--









----------

* This example assumes the Manager's agreement to waive management fees and/or bear Portfolio operating expenses is not extended beyond its current period.


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                                                Prospectus--[March 21], 2002  5

ADDITIONAL INFORMATION ABOUT THE
PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE PORTFOLIO
--------------------------------------------------------------------------------


This section contains additional information about the Portfolio's principal investment strategies and related risks, which are described on the preceding pages.

Making Investment Decisions For the Portfolio

To solve the complex problems of bond valuation, we devote considerable resources to research. Our business is investment research and management and we have developed proprietary and innovative means of improving investment decision-making.

To minimize the emotional aspects of decision-making under uncertainty, we strive to apply our valuation tools in a consistent and disciplined fashion. Our research is applied within a value-oriented framework. Investment decision-making is disciplined, centralized and highly systematic.

To identify attractive bonds for the Portfolio, we evaluate securities and sectors to identify the most attractive securities in the market at a given time--those offering the highest expected return in relation to their risks. In addition, we may analyze the yield curve to determine the optimum combination of duration for given degrees of interest-rate risk. Finally, we may use interest rate forecasting to determine the best level of interest-rate risk at a given time, within specified limits for the Portfolio.

Portfolio turnover: The Portfolio generally buys portfolio securities with the intention of holding them for investment. However, when market conditions or other circumstances warrant, securities may be purchased and sold without regard to the length of time held. From time to time, the Portfolio may engage in active short-term trading to seek short-term profits during periods of fluctuating interest rates, or for other reasons. This trading will increase the Portfolio's rate of turnover and the incidence of short-term capital gain taxable as ordinary income. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Portfolio and its shareholders.

Temporary defensive positions: For temporary defensive purposes, the Portfolio may invest without limit in high-quality notes, variable rate demand obligations, or other cash equivalents. When the Portfolio is investing for temporary defensive purposes, it is not pursuing its investment goal.

Changing the investment objective and polices of the Portfolio: The investment objective and policies of the Portfolio may be changed without shareholder approval. Shareholders will receive prior written notice before any change to the investment objective of the Portfolio is implemented.

Investment policies and limitations apply at time of purchase only: Unless otherwise specified, the policies and limitations discussed in this prospectus apply at the time an instrument is purchased. Thus, a change of circumstances will not require the sale of an investment if it was otherwise properly purchased.

Special Investment Techniques and Related Risks

Foreign Currency Transactions

The Portfolio may enter into foreign-currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency exchange market. Forward contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolio will generally not enter into a forward contract with a term greater than one year.

Although forward contracts will be used primarily to protect the Portfolio from adverse currency movements, they involve the risk that the Manager will not accurately predict currency movements. As a result, the Portfolio's total return could be adversely affected.

Futures Contracts and Options on Futures Contracts

The Portfolio may also enter into contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index. These include futures contracts with respect to bonds, Eurodeposits, securities indexes, currencies, options or other derivatives or financial instruments.

Futures contracts can be highly volatile and could reduce the Portfolio's total returns. Attempts by the Manager to use futures for hedging or other purposes may not be successful. The Portfolio's potential losses from the use of futures extend beyond its initial investment in such contracts and are potentially unlimited. Also, losses from futures could be significant if the Portfolio is unable to close out its position due to disruptions in the market or lack of liquidity.

Options on futures contracts are options that call for the delivery of futures contracts upon exercise. The Portfolio may


--------------------------------------------------------------------------------
                                                Prospectus--[March 21], 2002  6
purchase or sell options on futures contracts for hedging or other purposes. The Portfolio will not write any option if, immediately thereafter, the aggregate value of its securities subject to outstanding options would exceed 25% of its net assets.


ADDITIONAL INVESTMENT INFORMATION,
SPECIAL INVESTMENT TECHNIQUES AND RELATED RISKS
--------------------------------------------------------------------------------

In addition to the principal investments previously described, the Portfolio may invest in other instruments. This section of the prospectus contains detailed information about the other instruments in which the Portfolio may invest, special investment techniques that the Manager may employ and information about the related risks. The limitations and restrictions discussed below supplement those discussed earlier in this prospectus.

Portfolio holdings will be detailed in the Fund's financial statements, which are sent to Fund shareholders twice a year.

Additional Investments, Strategies and Practices Permitted; Details in the Fund's SAI

The Portfolio may invest in other securities, use other strategies and engage in other investment practices. Detailed information about these securities, strategies and practices is contained in the Fund's SAI, which is available upon request at no cost (see the back cover of this prospectus).

Interest Only/Principal Only Securities

The Portfolio may invest in a type of mortgage-related security where all interest payments go to one class of holders--"Interest Only" or "IO"--and all of the principal goes to a second class of holders--"Principal Only" or "PO."

The market values of both IOs and POs are sensitive to prepayment rates; the value of POs varies directly with prepayment rates, while the value of IOs varies inversely with prepayment rates. If prepayment rates are high, investors may actually receive less cash from the IO than was initially invested. Most IOs and POs are considered to be illiquid securities (see discussion below).

Obligations of Supranational Agencies

The Portfolio may invest in the obligations of supranational agencies. Supranational agencies rely on participating countries (which may include the United States) for funds. Some supranationals, such as the International Bank for Reconstruction and Development (the "World Bank"), have the right to borrow from participating countries, including the United States. Other supranationals must request funds from participating countries; such requests may not always be honored. Moreover, the securities of supranational agencies, depending on where and how they are issued, may be subject to some of the risks associated with investments in foreign securities (see discussion on pages 6 and 7, above).

Variable, Floating and Inverse Floating Rate Instruments

Fixed-income securities may have fixed, variable, or floating rates of interest. Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly, or monthly), white a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

The Portfolio may invest in Variable Rate Demand Notes (VRDN) which are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

The Portfolio may invest in fixed-income securities that pay interest at a coupon rate equal to a base rate, plus additional interest for a certain period of time if short-term interest rates rise above a predetermined level or "cap." The amount of such an additional interest payment typically is calculated under a formula based on a short-term interest rate index multiplied by a designated factor.

The Portfolio may invest in "inverse floaters," which are securities with two variable components that, when combined, result in a fixed interest rate. The "auction component" typically pays an interest rate that is reset periodically through an auction process, while the "residual component" pays a current residual interest rate based on the difference between the total interest paid on the securities and the auction rate paid on the auction component. The Portfolio may purchase both auction and residual components. When an inverse floater is in the residual mode (leveraged), the interest rate typically resets in the opposite direction from the variable or floating market rate of interest on which the floater is based. The degree of leverage inherent in inverse floaters is associated with a greater degree of volatility of market value, such that the market values of inverse floaters tend to decrease more rapidly during periods of falling interest rates than those of fixed-rate securities.

Zero Coupon Securities


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                                                Prospectus--[March 21], 2002  7

Zero coupon securities are debt securities that have been issued without interest coupons or stripped of their unmatured interest coupons, and include receipts or certificates representing interests in such stripped debt obligations and coupons. Such a security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities and credit quality that make current distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, these securities eliminate reinvestment risk and "lock in" a rate of return to maturity.

Fixed-Income Securities

The Portfolio may invest in medium-quality securities rated A or Baa by Moody's Investors Services, Inc. ("Moody's"), or A or BBB by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"). It is expected that the Portfolio will not retain a security downgraded below B by Moody's, S&P and Fitch, or if unrated, determined by the Manager to have undergone similar credit quality deterioration.

Unrated securities may be purchased by the Portfolio when the Manager believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the Portfolio's investment policies.

Illiquid Securities

The Portfolio will limit its investments in illiquid securities to 15% of its net assets. Illiquid securities generally include (i) direct placements or other securities for which there is no readily available market (e.g. when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days. Rule 144A securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid. The Manager will monitor the liquidity of the Portfolio's Rule 144A portfolio securities. The Portfolio may not be able to sell illiquid securities and may not be able to realize their full value upon sale.

Derivatives

The Portfolio may use derivatives to achieve its investment objectives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates and indices may include bonds, stocks, mortgages, commodities, interest rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

Derivatives can be used by investors such as the Portfolio to earn income and enhance returns, to hedge or adjust the risk profile of an investment portfolio, to obtain exposure to otherwise inaccessible markets or to manage the effective maturity or duration of fixed-income securities; the Portfolio is permitted to use derivatives for one or more of these purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Portfolio shareholders. The Portfolio may take a significant position in those derivatives that are within its investment policies if, in the Manager's judgment, this represents the most effective response to current or anticipated market conditions.

Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately negotiated contracts. Exchange traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

There are four principal types of derivative instruments--options, futures, forwards and swaps--from which virtually any type of derivative transaction can be created.

o Options-An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Likewise, when an option is exercised, the writer of the option is obliged to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index).

o Futures-A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specified price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes


--------------------------------------------------------------------------------
                                                Prospectus--[March 21], 2002  8
        for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

o Forwards-A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. Forward contracts are customized, privately-negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

o Swaps-A swap is a customized, privately-negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) for a specified amount of an underlying asset (the "notional" principal amount). The payment flows are netted against each other, with the difference being paid by one party to the other. The notional principal amount is used solely to calculate the payment streams but is not exchanged.

Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities" or "hybrid" investments. Examples of these securities are described above under "Variable, Floating and Inverse Floating Rate Instruments" and below under "Hybrid Investments." The Portfolio will not invest more than 20% of its total assets in these investments.

The judicious use of derivatives by highly-experienced investment managers, such as Alliance, can be quite beneficial. Derivatives, however, involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. The following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Portfolio.

o Market Risk-This is the general risk attendant to all investments that the value of a particular investment will change in a way detrimental to the Portfolio's interest.

o Management Risk-Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to an investment portfolio, and the ability to forecast price and interest rate movements correctly.

o Credit Risk-This is the risk that a loss may be sustained by the Portfolio as a result of the failure of the counterparty to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Portfolio considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

o Liquidity Risk-Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, as is the case with many privately negotiated derivatives, it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

o Leverage Risk-Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

o Other Risks-Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Portfolio. Derivatives do not always perfectly or evenly highly correlate or track the value of the assets, rates or indices


--------------------------------------------------------------------------------
                                                Prospectus--[March 21], 2002  9
        they are designed to closely track. Consequently, the Portfolio's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Portfolio's investment objective.

Derivatives Used by the Portfolio

The following describes specific derivatives that the Portfolio may use.

Options

The Portfolio may purchase and sell put and call options on securities, securities indexes, foreign currencies and futures contracts. The Portfolio will write only covered options or other derivatives or financial instruments.

The Portfolio may also enter into options on the yield "spread" or yield differential between two securities. In contrast to other types of options, this option is based on the difference between the yields of designated securities, currencies, futures or other instruments. In addition, the Portfolio may write covered straddles. A straddle is a combination of a call and a put written on the same underlying security.

The Portfolio will not write any option if, immediately thereafter, the aggregate value of its securities subject to outstanding options would exceed 25% of its net assets.

In purchasing an option on a security, the Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Portfolio would experience a loss not greater than the premium paid for the option. Thus, the Portfolio would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

The Portfolio may write a put or call option in return for a premium, which is retained by the Portfolio whether or not the option is exercised. The Portfolio will not write uncovered call or put options. A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by the Portfolio is covered if the Portfolio holds a put option on the underlying security with an exercise price equal to or greater than that of the put option it has written.

The risk involved in writing an uncovered put option is that there could be a decrease in the market value of the underlying security. If this occurred, the Portfolio could be obligated to purchase the underlying security at a higher price than its current market value. Conversely, the risk involved in writing an uncovered call option is that there could be an increase in the market value of the underlying security, and the Portfolio could be obligated to acquire the underlying security at its current price and sell it at a lower price. The risk of loss from writing an uncovered put option is limited to the exercise price of the option, whereas the risk of loss from writing an uncovered call option is potentially unlimited.

The Portfolio may purchase or write privately negotiated options on securities and will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by Alliance. Alliance has adopted procedures for monitoring the creditworthiness of such counterparties. Privately negotiated options purchased or written by the Portfolio may be illiquid, and it may not be possible for the Portfolio to effect a closing transaction at an advantageous time.

Hybrid Investments

As part of its investment program and to maintain greater flexibility, the Portfolio may invest in hybrid instruments (a type of potentially high-risk derivative) that have the characteristics of futures, options, currencies and securities. These instruments may take a variety of forms, such as a security with the principal amount, redemption or conversion terms related to the market price of some commodity, currency or securities index. They may also be debt instruments with interest or principal payments determined by reference to commodities, currencies, fixed-income instruments, financial indexes or other financial or economic indicators, data or events.

Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful. The risk of these investments can be substantial; possibly all of the principal is at risk. The Portfolio will not invest more than 20% of its total assets in these investments.

Interest Rate Transactions (Swaps, Caps and Floors)

The Portfolio may enter into interest rate or foreign currency swaps and purchase and sell interest-rate caps and floors. The Portfolio expects to enter into these transactions for a variety of reasons, including for hedging purposes, which may include preserving a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a


--------------------------------------------------------------------------------
                                                Prospectus--[March 21], 2002  10
later date, as a duration management technique or to attempt to exploit mispricings in the bond or currency markets.

The Portfolio will not use swaps to leverage the Portfolio. The Portfolio will maintain in a segregated account with the Fund's custodian an amount having an aggregate net asset value at least equal to the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each swap.

Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually based principal (or "notional") amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). Interest rate caps and floors are similar to options in that the purchase of an interest rate cap or floor entitles the purchaser, to the extent that a specified index exceeds (in the case of a cap) or falls below (in the case of a floor) a predetermined interest rate, to receive payments of interest on a notional amount from the party selling the interest rate cap or floor. The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities.

Currency swaps are similar to interest-rate swaps, except that they involve currencies instead of interest rates.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well established and relatively liquid. Caps and floors are less liquid than swaps. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, unless there is a counterparty default, the risk of loss to a Portfolio from interest rate transactions is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

Lending Portfolio Securities

The Portfolio may lend portfolio securities in an amount up to 30% of its total assets. Loans may be made to qualified broker-dealers, banks or other financial institutions, provided that collateral consisting of cash, liquid high-grade debt securities or bank letters of credit equal to at least 100% of the market value of the securities loaned is deposited and maintained by the borrower with the Portfolio. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In addition, the Portfolio will be exposed to the risk that the sale of any collateral realized upon a borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Portfolio any income earned from the securities. The Portfolio may invest any cash collateral directly or indirectly in short-term, high-quality debt instruments and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Portfolio's investment risks. The Portfolio will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Portfolio may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Forward Commitments

The Portfolio may purchase or sell securities on a forward commitment basis. Forward commitments are forward contracts for the purchase or sale of securities, including purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring or approval of a proposed financing by appropriate authorities (i.e., a "when, as and if issued" trade).

When forward commitments are negotiated, the price, which is generally expressed in yield terms with respect to fixed-income securities, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements beyond this time may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments helps the Portfolio to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling bond prices. In periods of falling interest rates and rising bond prices, the Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

The Portfolio's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date. The Portfolio enters into forward commitments, however, only with the intention of actually receiving securities or delivering


--------------------------------------------------------------------------------
                                                Prospectus--[March 21], 2002  11
them, as the case may be. If the Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may realize a gain or incur a loss. The Portfolio must segregate liquid assets in an amount at least equal to their purchase commitments, and must segregate securities sold on a delayed delivery basis.

Repurchase Agreements

The Portfolio may seek additional income by investing in repurchase agreements pertaining only to U.S. Government securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Portfolio to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Portfolio requires continual maintenance of collateral in an amount equal to, or in excess of, the resale price. If a vendor defaults on its repurchase obligation, the Portfolio would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, the Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. There is no percentage restriction on the Portfolio's ability to enter into repurchase agreements. The Portfolio may enter into repurchase agreements with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York).

Future Developments

The Portfolio expects to discover additional opportunities in the areas of options, futures contracts, options on futures contracts and other derivative instruments. These opportunities will become available as the Manager develops new strategies, as regulatory authorities broaden the range of transactions that are permitted and as new options and futures are developed. To the extent such opportunities are both consistent with the Portfolio's investment objectives and restrictions and legally permissible for the Portfolio, we may utilize the strategies. These opportunities may involve risks that differ from those described above.

Additional Risk Considerations

Fixed-Income Securities

The value of the Portfolio's shares will fluctuate with the value of its investments. The value of the Portfolio's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the value of the Portfolio's securities generally rise. Conversely, during periods of rising interest rates, the value of the Portfolio's securities generally decline.

In seeking to achieve the Portfolio's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities held by the Portfolio will be unavoidable. Moreover, medium and lower-rated securities and unrated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of the Portfolio.

Investments in Lower-Rated Securities

Lower-rated securities, i.e., those rated Ba and lower by Moody's or BB and lower by S&P and Fitch (commonly known as "junk bonds"), are subject to greater risk of loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities, although the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, the Portfolio may experience difficulty in valuing such securities and, in turn, the Portfolio's assets.

The Manager will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification, attention to current developments and trends in interest rates, and economic and political conditions. There can, however, be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, the Manager's research and credit analysis are a correspondingly more important aspect of its program for managing the Portfolio's securities than would be the case if the Portfolio did not invest in lower-rated securities. In considering investments for the Portfolio, the Manager will attempt to identify issuers of lower-rated securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future.

Leverage


--------------------------------------------------------------------------------
                                                Prospectus--[March 21], 2002  12

When the Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. The Portfolio may create leverage by using reverse repurchase agreements, inverse floating-rate instruments or derivatives, or by borrowing money for temporary or emergency purposes.

Unrated Securities

The Manager also will consider investments in unrated securities for the Portfolio when the Manager believes that the financial condition of the issuers of the securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Portfolio to a degree comparable to rated securities that are consistent with the Portfolio's objective and policies.


FUND MANAGEMENT
--------------------------------------------------------------------------------

The investment manager of the Fund is Alliance Capital Management L.P. ("Alliance"). Alliance has its principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a registered investment adviser that manages, as of December 31, 2001, approximately $455 billion in assets for individuals, trusts and estates, partnerships, corporations, public and private employee benefit plans, public employee retirement funds, foundations, endowments, banks, insurance companies worldwide and the Fund. Alliance is also a mutual fund sponsor with a family of diversified portfolios distributed globally.

The following table lists the persons who are primarily responsible for the day-to-day management of the Portfolio and their titles with Alliance Capital Management Corporation ("ACMC"), the general partner of Alliance, the length of time that each person has been primarily responsible for the management of the Portfolio, and each person's principal occupation during the past five years.

Employee;
Time Period;                                    Principal Occupation
Title with ACMC                                 During the Past Five Years*
--------------------------------------------------------------------------------
Matthew Bloom; since                            Associated with Alliance
03/02 (the inception of the
Portfolio); Senior Vice
President

Jeanne F. Goetz; since                          Associated with Alliance
03/02 (the inception of the
Portfolio); Senior Vice
President



* All persons listed have been employed in a portfolio management, research or investment capacity


Investment Management Fees

The aggregate fees payable to Alliance as a percentage of average daily net assets for services rendered to the Portfolio with respect to investment management is .50%.

Distribution Services

Sanford C. Bernstein & Co., LLC ("Bernstein LLC"), a Delaware limited liability company and registered broker-dealer, provides the Fund with distribution services free of charge. Bernstein LLC is a wholly-owned subsidiary of Alliance.


PRICING PORTFOLIO SHARES
--------------------------------------------------------------------------------

The share price for the Portfolio is based on the Portfolio's net asset value ("NAV"). To calculate the NAV, the Portfolio's net worth (assets less liabilities) is divided by the number of outstanding shares.

Regarding portfolio securities for which readily available market quotations exist, the value is based on the most recent sale price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by the Manager. Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. The Fund may use an independent pricing service to value the Portfolio's assets at such times and to such extent as the Manager deems appropriate.

If quotations are not readily available or if the values have been materially affected by events occurring after the closing


--------------------------------------------------------------------------------
                                                Prospectus--[March 21], 2002  13
of a foreign market, securities or other assets may be valued by appraisal at their fair value as determined in good faith under procedures established by the Fund's Board of Directors. In the latter situation, prices used by the Fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.

All assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars. Dividends on foreign securities are accrued and reflected in the NAV, either on the date the security goes ex-dividend, or the date the Manager becomes aware of them, whichever is later. Corporate actions of foreign issuers are reflected in the NAV on the date on which they become effective, or the date the Manager becomes aware of them, whichever is later.

The Portfolio's NAV is determined as of the close of regular trading of the New York Stock Exchange (Exchange) (normally 4:00 p.m. New York time) on each business day with the exception of Exchange and national bank holidays, as determined from time to time. Currently, these holidays are: New Year's Day, Martin Luther King, Jr. Day, President's Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

To the extent that the assets of the Portfolio are traded in other markets (such as a foreign market) on days when the Exchange is closed, the NAV of the Portfolio may be affected on days when you will not be able to purchase or redeem the Portfolio's shares.Your purchase price for shares of the Portfolio will be the NAV next determined after receipt of a purchase order in good form. When you sell shares of the Portfolio, you will receive the NAV next determined after receipt of the order to sell in proper form.


PURCHASING SHARES
--------------------------------------------------------------------------------

Minimum Investments

Except as otherwise provided, the minimum initial investment in the Portfolio is $3,000,000 and the minimum subsequent investment is $5,000. There is no minimum amount for reinvestment of dividends and distributions declared by the Portfolio in the shares of the Portfolio.

Unless you inform us otherwise, in January and June of each year, the cash balances in any account carried by Bernstein LLC which is invested solely in the Portfolio (including the discretionary investment management accounts of the Manager) will be invested in the Portfolio without regard to the minimum investment requirement.

For clients of the Manager's investment-management services, the Manager may, at a client's request, maintain a specified percentage of assets in the Portfolio or vary the percentage based on the Manager's opinion of the market conditions. In keeping with these client mandates or for tax considerations, the Manager may, without additional instructions from the client, purchase shares of the Portfolio from time to time.

These purchases and sales by the Manager will be subject to the following minimum investment requirements:

     o initial purchases of shares of the Portfolio will be subject to the initial minimum investment requirements specified above, but the subsequent minimum investment requirements may be waived.

Procedures

To purchase shares, you must submit to Bernstein LLC a completed application (unless you currently have an account with us) and payment for the requested shares. Payment may be made by wire transfer or check. Unless waived, bank or certified checks are required if you are not an investment management client of the Manager. All checks should be made payable to the Portfolio. Payment must be made in U.S. dollars. All purchase orders will be confirmed in writing. If no indication is made on the application form, dividends and distributions payable by the Portfolio are automatically reinvested in additional shares of the Portfolio at the net asset value on the reinvestment date.

The share price you pay will depend on when your order is received in proper form. Orders received at or prior to the close of regular trading of the Exchange (normally 4:00 p.m. New York time) on any business day will receive the offering price determined as of the closing time that day. Orders received after the close of regular trading will receive the next business day's price.

The Fund may, at its sole option, accept securities as payment for shares of the Portfolio if the Manager believes that the securities are appropriate investments for the Portfolio. The securities are valued by the method described under "Pricing Portfolio Shares" as of the date the Portfolio receives the securities and corresponding documentation necessary to transfer the securities to the Portfolio. This is a taxable transaction to the shareholder.

If you purchase shares through broker-dealers, banks or other financial institutions, they may impose fees and conditions on you that are not described in this Prospectus. The Fund has arrangements with certain broker-dealers, banks and other financial institutions such that orders through these entities are considered received when the entity receives the order in good


--------------------------------------------------------------------------------
                                                Prospectus--[March 21], 2002  14
form together with the purchase price of the shares ordered. The order will be priced at the Fund's NAV computed after acceptance by these entities. The entity is responsible for transmitting the order to the Fund.

The Fund reserves the right to reject any purchase order and may stop selling shares of the Portfolio at any time. Share certificates are issued only upon written request, but no certificates are issued for fractional shares. Shares of the Fund will not be offered in any state where the Fund or the Portfolio has not made a notice filing required by state law.











--------------------------------------------------------------------------------
                                                Prospectus--[March 21], 2002  15

SELLING SHARES
--------------------------------------------------------------------------------

You may sell your shares of the Portfolio by sending a request to Bernstein LLC, along with duly endorsed share certificates, if issued. Orders for redemption given to a bank, broker-dealer or financial institution authorized by the Fund are considered received when such third party receives a written request, accompanied by duly endorsed share certificates, if issued. The bank, broker-dealer or other financial institution is responsible for transmitting the order to the Fund.

Your signature must appear on your written redemption order and must be guaranteed by a financial institution that meets the Fund's requirements (such as a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic securities exchange or other institution). An authorized person at the guarantor institution must sign the guarantee and "Signature Guaranteed" must appear with the signature. Signature guarantees by notaries or institutions that do not provide reimbursement in the case of fraud are not acceptable. Signature guarantees may be waived by the Fund in certain instances. The Fund may waive the requirement that a redemption request must be in writing. The Fund may request further documentation from corporations, executors, administrators, trustees or guardians.

We will normally make payment to you of your sales proceeds by check within seven days of receipt of your sell order in proper form and any issued share certificates. The check will be sent to you at your address on record with the Fund unless prior other instructions are on file. If you are a client of the Manager's investment advisory services, the sales proceeds will be held in your account with Bernstein LLC unless you have previously provided alternative written instructions. If you redeem shares through an authorized bank, broker-dealer or other financial institution, unless otherwise instructed, the proceeds will be sent to your brokerage account within seven days. Your broker may charge a separate or additional fee for sales of Portfolio shares. The cost of wire transfers will be borne by the shareholder. No interest will accumulate on amounts represented by uncashed distribution or sales proceeds checks.

The price you will receive when you sell your shares will depend on when the Fund or the authorized third-party bank, broker-dealer or other financial institution receives your sell order in proper form. Orders received at or prior to the close of regular trading of the Exchange (normally 4:00 p.m. New York time) on any business day will receive the offering price determined as of the closing time that day. Orders received after the close of regular trading will receive the next business day's price.

When you sell your shares, you may receive more or less than what you paid for them. Any capital gain or loss realized on any sale of Portfolio shares is subject to federal income taxes. For additional information, see "Dividends, Distributions and Taxes" on pages 17.

If you are selling shares recently purchased with a check, we may delay sending you the proceeds for up to 15 days until your check clears. This delay may be avoided if the shares were originally purchased by certified or bank check or by wire transfer.

Restrictions on sales: There may be times during which you may not be able to sell your shares or we may delay payment of the proceeds for longer than seven days such as when the Exchange is closed (other than for customary weekend or holiday closings), when trading on the Exchange is restricted, an emergency situation exists when it is not reasonably practicable for the Portfolio to determine its NAV or to sell its investments, or for such other periods as the Securities and Exchange Commission may, by order, permit.

Sale in-kind: The Fund normally pays proceeds of a sale of Portfolio shares in cash. However, the Fund reserves the right to pay all or part of the sale price by a distribution in-kind of securities in lieu of cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash. For more information, see the Fund's SAI.

Automatic sale of your shares: Under certain circumstances, the Fund may redeem your shares without your consent. Maintaining small shareholder accounts is costly. Accordingly, if you make a sale that reduces the value of your account to less than $1,000, we may, on at least 60 days prior written notice, sell your remaining shares in the Portfolio and close your account. We will not close your account if you increase your account balance to $1,000 during the 60-day notice period.

Systematic withdrawal plan: A systematic withdrawal plan enables shareholders to sell shares automatically at regular monthly intervals. In general, a systematic withdrawal plan is available only to shareholders who own book-entry shares worth $25,000 or more. The proceeds of these sales will be sent directly to you or your designee. The use of this service is at the Fund's discretion. For further information, call (212) 969-1000.

EXCHANGING SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same class in any portfolio of the Sanford C. Bernstein Fund, Inc. After proper receipt of the exchange request in good order, exchanges of shares are made at the next determined respective net asset values of the shares of each portfolio.


--------------------------------------------------------------------------------
                                                Prospectus--[March 21], 2002  16

Exchanges are subject to the minimum investment requirements of the portfolio into which the exchange is being made. The Fund reserves the right to reject any exchange of shares. Shares purchased through broker-dealers, banks or other financial institutions may be exchanged through such entities.

The exchange privilege is available only in states where the exchange may legally be made. While the Fund plans to maintain this exchange policy, changes to this policy may be made upon 90 days prior written notice to shareholders.

For shareholders subject to federal income taxes, an exchange constitutes a taxable transaction upon which a gain or loss may be realized. See "Dividends, Distributions and Taxes."

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The Portfolio will distribute substantially all of its net investment income (interest and dividends less expenses) and realized net capital gains, if any, from the sale of securities to its shareholders.

The Portfolio intends to declare dividends daily and pay them monthly. The Portfolio distributes capital gains distributions at least annually, generally in December. You will be taxed on dividends and capital gains distributions generally in the year you receive them except that dividends declared in October, November or December and paid prior to February 7 of the following year will be taxable to you in the year they are declared.

If you purchase shares shortly before a capital gains distribution of the Portfolio, the share price will include the amount of the distribution. On the record date of the distribution, the net asset value of Portfolio shares will drop by the amount of the distribution.

Your dividends and capital gains distributions, if any, will be automatically reinvested in shares of the Portfolio. The number of shares you receive is based upon the net asset value of the Portfolio on the record date. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. In the alternative, you may elect in writing received by us not less than five business days prior to the record date to receive dividends and/or capital gains distributions in cash. You will not receive interest on uncashed dividend, distribution or redemption checks.

Based on our investment objective and strategies, we expect that, in general, the Portfolio will distribute primarily ordinary income dividends (i.e., distributions out of net short-term capital gains, dividends and interest).

If you are subject to taxes, you may be taxed on dividends and capital gains distributions from the Portfolio whether they are received in cash or additional shares. Regardless of how long you have owned your shares in the Portfolio, distributions of long-term capital gains are taxed as such and distributions of net investment income, short-term capital gains and certain foreign currency gains are taxed as ordinary income. For individual taxpayers, ordinary income is taxed at a higher rate than long-term capital gains. Income dividends that are exempt from federal income tax may be subject to state and local taxes.

If, for any taxable year, the Portfolio distributes income from dividends from domestic corporations and complies with certain requirements, corporate shareholders may be entitled to take a dividends-received deduction for some or all of the dividends they receive.

Dividends and interest received by the Portfolio may be subject to foreign tax and withholding. Some emerging markets countries may impose taxes on capital gains earned by the Portfolio in such countries. However, tax treaties between certain countries and the United States may reduce or eliminate such taxes. You may be entitled to claim foreign tax credits or deductions on your federal income tax returns with respect to such taxes paid by the Portfolio.

If you redeem shares of the Portfolio, generally you will recognize a capital gain or loss on the transaction. Any such gain or loss will be a long-term capital gain or loss if you held your shares for more than one year. Losses recognized on a sale and repurchase are disallowed to the extent that the shares disposed of are replaced within a 61-day period beginning 30 days before and ending 30 days after the transaction date. However, if you experience a loss and have held your shares for only six months or less, such loss generally will be treated as a long-term capital loss to the extent that you treat any dividends as long-term capital gains. Additionally, any such loss will be disallowed to the extent of any dividends derived from the interest earned on municipal securities.

This prospectus summarizes only some of the tax implications you should consider when investing in the Portfolio. You are urged to consult your own tax adviser regarding specific questions you may have as to federal, state, local and foreign taxes.

Statements as to the tax status of dividends and distributions of the Portfolio are mailed annually.


--------------------------------------------------------------------------------
                                                Prospectus--[March 21], 2002  17

[March 21], 2002

                  P R O S P E C T U S



SANFORD C. BERNSTEIN FUND II, INC.



                  The Statement of Additional Information (SAI) includes further information about the Fund and its investment policies. The SAI has been filed with the Securities and Exchange Commission
                  (SEC) and is incorporated by reference into this prospectus. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus. Further information about the Fund's investments will be available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain free copies of any of these documents or make inquiries about the Fund, call (212) 969-1000 collect or write to us at: 1345 Avenue of the Americas, New York, NY 10105.

                  You can also obtain copies from the SEC's internet site at http://www.sec.gov, by visiting the SEC's Public Reference Room in Washington, D.C., by sending an e-mail to public-info@sec.gov or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You can call (202) 942-8090 for information on the operation of the Public Reference Room.



                  Sanford C. Bernstein Fund II, Inc., SEC File number:
                  811 - ---.










--------------------------------------------------------------------------------
                                                Prospectus--[March 21], 2002  18

                       SANFORD C. BERNSTEIN FUND II, INC.


                           1349 Avenue of the Americas
                            New York, New York 10105
                                 (212) 969-1000

                       Statement of Additional Information
                                    [March 21], 2002

         This Statement of Additional Information ("SAI") of the Sanford C. Bernstein Fund II, Inc. (the "Fund") is not a prospectus, and should be read in conjunction with the Fund's Prospectus, dated [March 21], 2002, which may be obtained by writing to or telephoning (collect) the Fund at the above address or telephone number. The Fund has one portfolio, the Bernstein Intermediate Duration Institutional Portfolio (the "Portfolio"). Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

                                TABLE OF CONTENTS


                                                                            Page

Fund History.................................................................B-3
Investments Strategies And Related Risks.....................................B-3
Investment Restrictions......................................................B-4
Investments..................................................................B-6
Directors and Officers and Principal Holders of Securities..................B-29
Manager and Distributor.....................................................B-31
Net Asset Value.............................................................B-33
Portfolio Transactions and Brokerage........................................B-34
Purchase and Redemption of Shares...........................................B-35
Taxes.......................................................................B-35
Custodian, Transfer Agent, Independent Auditors and  Financial Statements...B-38
Performance.................................................................B-38
Description of Shares.......................................................B-41
Appendix....................................................................B-42

                                  FUND HISTORY

         The Fund was incorporated under the laws of the state of Maryland on February 7, 2002 and is a diversified, open-end management investment company.

                    INVESTMENTS STRATEGIES AND RELATED RISKS

         For a summary description of the objective, principal investment strategies and policies of the Portfolio, see the section of the Fund's Prospectus entitled "Investment Objective, Strategies, Risks, Performance and Fees." The following information is provided for those investors desiring information in addition to that contained in the Prospectus.

         Alliance Capital Management, L.P. ("Alliance" or the "Manager") evaluates a wide variety of instruments and issuers, utilizing a variety of internally developed, quantitatively based valuation techniques. Except as otherwise specified, the Portfolio may invest in any of the securities described in the Prospectus and this SAI. In addition, the Portfolio may use any of the special investment techniques, some of which are commonly called derivatives, described in the Prospectus and this SAI to earn income and enhance returns, to hedge or adjust the risk profile of an investment portfolio, to obtain exposure to otherwise inaccessible markets or to manage the effective maturity or duration of fixed-income securities.

         Except for those policies and objective of the Portfolio that are described in the Prospectus or SAI as fundamental, the investment policies and objectives of the Portfolio may be changed by the Fund's Board of Directors without shareholder approval. If there is a change in investment policy or objective, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then-current financial position and needs. There is no assurance that the Portfolio will achieve its investment objective.

         In addition to these policies, the Portfolio will not purchase any security if immediately after that purchase less than 80% of the Portfolio's total assets would consist of securities or commercial paper rated A or higher by Standard & Poor's Corporation ("Standard & Poor's"), Fitch IBCA, Inc. ("Fitch") or Moody's Investors Service, Inc. ("Moody's"); SP-1 by Standard & Poor's, F-1 by Fitch or MIG 1 or VMIG 1 by Moody's; A-1 by Standard & Poor's, or P-1 by Moody's; or of securities and commercial paper that are rated by other ratings agencies or are not rated but in either case are determined by the Manager to be of comparable quality. In addition, the Portfolio will not purchase any security if immediately after that purchase less than 65% of the Portfolio's total assets would consist of securities or commercial paper rated AA or higher by Standard & Poor's or Aa or higher by Moody's or of securities that are not rated but are determined by the Manager to be of comparable quality.

         The Portfolio will not purchase a security or commercial paper rated less than B by Standard & Poor's, Fitch or Moody's; less than A-2 or SP-2 by Standard & Poor's, less than F-2 by Fitch or less than P-2, MIG 2 or VMIG 2 by Moody's; or securities and commercial paper that are rated by other ratings agencies or not rated but in either case are determined by the Manager to be of comparably poor quality. In the event of differing ratings, the higher rating shall apply. The impact of changing economic conditions, investment risk and changing interest rates is increased by investing in securities rated below A by Standard & Poor's, Fitch or Moody's; below SP-1 or A-1 by Standard & Poor's, below F-1 by Fitch or below MIG 1, VMIG 1 or P-1 by Moody's. In addition, the secondary trading market for lower-rated bonds may be less liquid than the market for higher-grade bonds. Accordingly, lower-rated bonds may be difficult to value accurately. Securities rated BBB by Standard & Poor's and Fitch or Baa by Moody's are investment grade. Securities that are rated BB or B by Standard & Poor's and Fitch, or Ba or B by Moody's are considered to be speculative with regard to the payment of interest and principal.

         In addition to these policies, the Portfolio has policies, discussed below, pertaining to the minimum ratings and types of investments permitted, as well as the effective duration and average maturity of the Portfolio. Effective duration, a statistic that is expressed in time periods, is a measure of the exposure of the Portfolio to changes in interest rates. Unlike maturity, which is the latest possible date for the final payment to be received from a bond, effective duration is a measure of the timing of all the expected interest and principal payments. The actual duration of the Portfolio depends on the Manager's interest-rate forecast. When interest rates are expected to rise, the duration is shortened. When interest rates are expected to fall, the duration is lengthened.

         The maturity composition of the Portfolio depends upon the shape of the yield curve and opportunities in the bond market, at times being concentrated in the middle part of the targeted range, while at other times consisting of a greater amount of securities with maturities that are shorter and others that are longer than the targeted range.

         Generally, the value of debt securities changes as the general level of interest rates fluctuates. During periods of rising interest rates, the values of fixed-income securities generally decline. Conversely, during periods of falling interest rates, the values of these securities nearly always increase. Generally, the longer the maturity or effective duration, the greater the sensitivity of the price of a fixed-income security to any given change in interest rates. The value of the Portfolio's shares fluctuates with the value of its investments.

                             INVESTMENT RESTRICTIONS

         The Portfolio is subject to fundamental investment restrictions. The fundamental restrictions applicable to the Portfolio may not be changed without the approval of the holders of at least a majority of the outstanding securities of the Portfolio. A "majority of the outstanding securities" of the Portfolio means the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made.

Investment Restrictions of the Portfolio
----------------------------------------

         The Portfolio will not, except as otherwise provided herein:

         1) Issue senior securities, except to the extent that forward commitments, repurchase agreements, reverse repurchase agreements and similar investment strategies described in the Prospectus and this SAI may be considered senior securities;

         2) Borrow money, except that (i) the Portfolio may borrow in amounts up to 33 1/3 of its total assets for temporary or emergency purposes, and (ii) the Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities;

         3) Make loans to others except for (i) the purchase of debt securities; (ii) entering into repurchase agreements; (iii) the lending of its portfolio securities in amount not to exceed

              30% of total assets; and (iv) as otherwise permitted by exemptive order of the Securities and Exchange Commission ("SEC");

         4) Purchase or sell commodities or commodity contracts, except to the extent that the Portfolio may do so in accordance with applicable law and the Prospectus and this SAI, and without registering as a commodity pool operator under the Commodity Exchange Act. The Portfolio may engage in transactions in put and call options on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest rate, mortgage and currency swaps and interest rate floors and caps, and other derivatives instruments and may purchase hybrid instruments;

         5) Purchase or sell real estate or interests in real estate, although the Portfolio may purchase or sell securities which are secured by real estate, and securities of companies which invest and deal in real estate;

         6) Act as an underwriter, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities of the Portfolio;

         7) Purchase any security if, as a result, more than 25% of the Portfolio's total assets would be invested in a single industry. (For purposes of this restriction, assets invested in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities issued by governments or political subdivisions of governments of states, possessions, or territories of the U.S. are not considered to be invested in any industry); and

         8) Invest in securities of other registered investment companies, except by purchases in the open market, involving only customary brokerage commissions and as a result of which not more than 10% of its total assets would be invested in such securities, or except to the extent permitted by applicable law.

         The following investment limitations are not fundamental, and may be changed without shareholder approval. The Portfolio does not or currently does not intend to:

         1) Purchase securities on margin, but the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions provided that margin deposits in connection with futures contracts, options on futures contracts and other derivative instruments shall not constitute securities on margin;

         2)   Make short sales of securities or maintain a short position; and

         3) Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of the Portfolio's net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Manager has determined to be liquid pursuant to guidelines established by the

              Directors, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.

         For purposes of determining the amount of portfolio securities that may be lent by the Portfolio to other parties in accordance with the investment restrictions set forth above, "total assets" of the Portfolio shall be determined in accordance with SEC interpretations issued from time to time.

                                   INVESTMENTS

         Subject to the Portfolio's investment policies, the Portfolio will primarily be invested in debt securities, including, but not limited to: (i) obligations issued or guaranteed as to principal and interest by the U.S. government or the agencies or instrumentalities thereof; (ii) obligations of Supranational Agencies; (iii) straight and convertible corporate bonds and notes; (iv) loan participations; (v) commercial paper; (vi) obligations (including certificates of deposit, time deposits and bankers' acceptances) of thrifts and banks; (vii) mortgage-related securities; (viii) asset-backed securities; (ix) Municipal Securities (as defined below) or other securities issued by state and local government agencies, the income on which may or may not be tax-exempt; (x) guaranteed investment contracts and bank investment contracts; (xi) variable and floating rate securities; (xii) private placements;
(xiii) preferred stock; and (xiv) foreign securities. From time to time, additional fixed-income securities are developed. They will be considered for purchase by the Portfolio. Some information regarding some of these types of investments is provided below.

Mortgage-Related Securities
---------------------------

         Mortgage loans made on residential or commercial property by banks, savings and loan institutions and other lenders are often assembled into pools, and interests in the pools are sold to investors. Interests in such pools are referred to in this Prospectus as "mortgage-related securities." Payments of mortgage-related securities are backed by the property mortgaged. In addition, some mortgage-related securities are guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government. In the case of mortgage-related and asset-backed securities that are not backed by the United States government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is government-backed.

         One type of mortgage-related security is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to principal and interest by the full faith and credit of the U.S. government. Another type is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments of FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. government. A third type of mortgage-related security in which the Portfolio might invest is a Federal Home Loan Mortgage Corporation ("FHLMC") Participation Certificate. This type of security is backed by FHLMC as to payment of principal and interest but, like a FNMA security, it is not backed by the full faith and credit of the U.S. government.

         The Portfolio may also invest in both residential and commercial mortgage pools originated by investment banking firms and builders. Rather than being guaranteed by an agency or instrumentality of the U.S. government, these pools are usually backed by subordinated interests or mortgage insurance. The Manager of the Portfolio will take such insurance into account in determining whether to invest in such pools.

         The Portfolio may invest in Real Estate Mortgage Investment Conduits ("REMICs") and collateralized mortgage obligations ("CMOs"). REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property, and CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities.

         Since the borrower is typically obligated to make monthly payments of principal and interest, most mortgage-related securities pass these payments through to the holder after deduction of a servicing fee. However, other payment arrangements are possible. Payments may be made to the holder on a different schedule than that on which payments are received from the borrower, including, but not limited to, weekly, biweekly and semiannually.

         Furthermore, the monthly principal and interest payments are not always passed through to the holder on a pro rata basis. In the case of REMICs and CMOs, the pool is divided into two or more tranches, and special rules for the disbursement of principal and interest payments are established. The Portfolio may invest in debt obligations that are REMICs or CMOs, provided that the entity issuing the REMIC or CMO is not a registered investment company.

         In another version of mortgage-related securities, all interest payments go to one class of holders--"Interest Only" or "IO"--and all of the principal goes to a second class of holders--"Principal Only" or "PO." The market values of both IOs and POs are sensitive to prepayment rates; the value of POs varies directly with prepayment rates, while the value of IOs varies inversely with prepayment rates. If prepayment rates are high, investors may actually receive less cash from the IO than was initially invested. IOs and POs issued by the U.S. government or its agencies and instrumentalities that are backed by fixed-rate mortgages may be considered liquid securities under guidelines established by the Fund's Board of Directors; all other IOs and POs will be considered illiquid.

         Payments to the Portfolio from mortgage-related securities generally represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 15 or 30 years, borrowers can, and often do, pay them off sooner. Thus, the Portfolio generally receives prepayments of principal in addition to the principal that is part of the regular monthly payments.

         A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. Thus, the value of the securities may not increase as much as other debt securities when interest rates fall. However, when interest rates rise, the rate of prepayments may slow and the value of the mortgage-related and asset-backed securities may decrease like other debt securities. The Portfolio normally does not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it invests such payments in additional securities, which may not be mortgage-related. Interest received by the Portfolio is, however, reflected in dividends to shareholders.

Asset-Backed Securities
-----------------------

         The Portfolio may purchase securities backed by financial assets such as loans or leases for various assets including automobiles, recreational vehicles, computers and receivables on pools of consumer debt, most commonly credit cards. Two examples of such asset-backed securities are CARS and CARDS. CARS are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDS are participations in revolving pools of credit-card accounts. These securities have varying terms and degrees of liquidity. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets. Pay-through asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. Credit enhancement of asset-backed securities may take a variety of forms, including but not limited to overcollateralizing the securities, subordinating other tranches of an asset-backed issue to the securities, or by maintaining a reserve account for payment of the securities. In addition, part or all of the principal and/or interest payments on the securities may be guaranteed by the originator or a third-party insurer. The Manager takes all relevant credit enhancements into account in making investment decisions on behalf of the Portfolio.

         In the case of securities backed by automobile receivables, the issuers of such securities typically file financing statements, and the servicers of such obligations take custody of such obligations. Therefore, if the servicers, in contravention of their duty, were to sell such obligations, the third-party purchasers would possibly acquire an interest superior to the holder of the securitized assets. Also, most states require that a security interest in a vehicle be noted on the certificate of title, and the certificate of title may not be amended to reflect the assignment of the seller's security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. In the case of credit-card receivables, both federal and state consumer protection laws may allow setoffs against certain amounts owed against balances of the credit cards.

Municipal Securities
--------------------

         Municipal securities are debt obligations issued by or on behalf of the states, territories or possessions of the United States, or their political subdivisions, agencies or instrumentalities, the District of Columbia or Puerto Rico, where the interest from such securities is, according to the information reasonably available to the Manager, in the opinion of bond counsel at the time of issuance, exempt from federal income tax ("Municipal Securities"). The Portfolio may also invest, from time to time, in securities issued by or on behalf of states, territories or possessions of the United States or their political subdivisions, agencies or instrumentalities, the District of Columbia or Puerto Rico, where the interest from such securities is not exempt from federal income tax.

         Municipal Securities include "private activity bonds" such as industrial revenue bonds, the interest income from which is subject to the alternative minimum tax.

         The two principal classifications of Municipal Securities are general obligation and revenue or special obligation securities. General obligation securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The term "issuer" means the agency, authority, instrumentality or other political subdivision, the assets and revenues of which are available for the payment of the principal and interest on the securities. Revenue or special obligation securities are payable only from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source and generally are not payable from the unrestricted revenues of the issuer. Some Municipal Securities are municipal lease obligations. Lease obligations usually do not constitute general obligations of the municipality for which the municipality taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make payments in future years unless money is appropriated for such purpose on a yearly basis. Pursuant to procedures established by the Fund's Board, the Manager will be responsible for determining the credit quality of unrated municipal lease obligations on an ongoing basis, including assessment of the likelihood that the lease will not be canceled. Some municipal lease obligations may be illiquid. Municipal Securities include certain asset-backed certificates representing interests in trusts that include pools of installment payment agreements, leases, or other debt obligations of state or local governmental entities. Some Municipal Securities are covered by insurance or other credit enhancements procured by the issuer or underwriter guaranteeing timely payment of principal and interest.

         Yields on Municipal Securities are dependent on a variety of factors, including the general conditions of the Municipal Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. An increase in interest rates generally will reduce the market value of portfolio investments, and a decline in interest rates generally will increase the value of portfolio investments. Municipal Securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. The achievement of the Portfolio's investment objective depends in part on the continuing ability of the issuers of Municipal Securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due. Municipal Securities historically have not been subject to registration with the SEC, although from time to time there have been proposals which would require registration in the future.

         After purchase by the Portfolio, a Municipal Security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event requires sale of such security by the Portfolio, but the Manager will consider such event in its determination of whether the Portfolio should continue to hold the security. To the extent that the ratings given by Moody's, S&P or Fitch may change as a result of changes in such organizations or their rating systems, the Manager will attempt to use such changed ratings in a manner consistent with the Fund's quality criteria as described in the Prospectus.

         Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal or the interest on its municipal bonds may be materially affected.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. It can be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the availability of Municipal Securities for investment by the Portfolio would be affected and, to the extent that the Portfolio invests in Municipal Securities, the value of the Portfolio would be affected.

Private Placements
------------------

         The Portfolio may invest in privately placed securities that, in the absence of an exemption, would be required to be registered under the Securities Act of 1933 so as to permit their sale to the public ("restricted securities"). Restricted securities may be sold only in privately negotiated transactions. These securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid in the trading market for the security under procedures adopted by the Board of Directors of the Fund, are considered to be illiquid.

         Where registration of restricted securities is required, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value under policies established by and under supervision of the Board of Directors.

         Rule 144A facilitates resales of restricted securities in the U.S. by "qualified institutional buyers." Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's limit on investments in illiquid securities. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Portfolio's securities could be adversely affected.

Illiquid Securities
-------------------

         The Portfolio will not maintain more than 15% of its net assets in illiquid securities. These securities include, among others, securities for which there is no readily available market, options purchased by the Portfolio over-the-counter, the cover for such options and repurchase agreements not terminable within seven days. Because of the absence of a trading market for these investments, the Portfolio may not be able to realize their value upon sale.

Preferred Stock
---------------

         The Portfolio may invest in preferred stock. Preferred stock is subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants' perceptions of the issuer's ability to continue to pay dividends, than debt of the same issuer.

Foreign Securities
------------------

         While the Portfolio generally invests in domestic securities, the Portfolio may also invest up to 20% of its total assets in foreign securities of the same types and quality as the domestic securities in which it invests when the anticipated performance of the foreign securities is believed by the Manager to offer more potential than domestic alternatives in keeping with the investment objectives of the Portfolio. The Portfolio may invest in foreign fixed-income securities that may involve risks in addition to those normally associated with domestic securities. These risks include:

         Foreign Currency Risk. Returns on foreign securities are influenced by currency risk as well as market risk. Foreign securities are denominated in foreign currencies, which may change in value in relation to the U.S. dollar, possibly for protracted periods of time. When a foreign currency rises against the U.S. dollar, the returns on foreign stocks for a U.S. investor will also rise; when a foreign currency declines in value in relation to the U.S. dollar, the returns on foreign stocks for a U.S. investor will also fall. Many emerging-market countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging-market countries. In addition, it is possible that foreign governments will impose currency exchange control regulations, such as the currency exchange controls imposed by Malaysia in 1998, or other restrictions that would prevent cash from being brought back to the U.S. Emerging-market governments may also intervene in currency markets or interpose registration/approval processes, which could adversely affect the Portfolio.

         Other Risks. Other risks and considerations of international investing include the availability of less public information with respect to issuers of securities; less governmental supervision of brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; a generally lower degree of market volume and liquidity than that available in U.S. markets, which may result in greater price volatility; settlement practices that may include delays and otherwise differ from those in U.S. markets; the possibility of expropriation or confiscatory taxation; the imposition of foreign taxes; and possible political instability in some countries, which could affect U.S. investment in these countries. Investments in foreign securities will also result in generally higher expenses due to the costs of currency exchange; payment of fixed brokerage commissions in certain foreign markets, which generally are higher than commissions on U.S. exchanges; and the expense of maintaining securities with foreign custodians.

Additional Risks of Investing in Emerging Markets
-------------------------------------------------

         Investing in securities of companies in emerging-market countries entails greater risks than investing in equity securities in developed markets. The risks include but are not limited to the following:

         Investment Restrictions. Some emerging-market countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Portfolio. For example, certain emerging-market countries may require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in the country, or limit the investment by foreign persons to only specific classes of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain emerging-market countries may restrict investment opportunities in issuers or industries deemed important to national interests. The manner in which foreign investors may invest in companies in these emerging-market countries, as well as limitations on such investments, may have an adverse impact on the operations of the Portfolio.

         Possibility of Theft or Loss of Assets. Security settlement and clearance procedures in some emerging-market countries may not fully protect the Portfolio against loss or theft of its assets. By way of example and without limitation, the Portfolio could suffer losses in the event of a fraudulent or otherwise deficient security settlement, or theft or default by a broker, dealer, or other intermediary. The existence of overburdened infrastructure and obsolete financial systems exacerbates the risks in certain emerging-market countries.

         Settlement and Brokerage Practices. Brokerage commissions, custodial services, and other costs relating to investment in emerging-market countries are generally more expensive than in the United States. For example, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of Portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the Portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

         Less Sophisticated Regulatory and Legal Framework. In emerging-market countries, there is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, issuers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. There may also be a lower level of monitoring of activities of investors in emerging securities markets, and enforcement of existing regulations may be limited or inconsistent. The prices at which the Portfolio may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities.

         The sophisticated legal systems necessary for the proper and efficient functioning of modern capital markets have yet to be developed in most emerging-market countries, although many of these countries have made significant strides in this area in the past few years. A high degree of legal uncertainty may therefore exist as to the nature and extent of investors' rights and the ability to enforce those rights in the courts. Many advanced legal concepts which now form significant elements of mature legal systems are not yet in place or, if they are in place, have yet to be tested in the courts. It is difficult to predict with any degree of certainty the outcome of judicial proceedings (often because the judges themselves have little or no experience with complex business transactions), or even the measure of damages which may be awarded following a successful claim.

         Less Accurate Information on Companies and Markets. Most of the foreign securities held by the Portfolio will not be registered with the SEC, nor will the issuers thereof be subject to SEC or other U.S. reporting requirements. Accordingly, there will generally be less publicly available information concerning foreign issuers of securities held by the Portfolio than will be available concerning U.S. companies. Foreign companies, and in particular companies in emerging-markets countries, are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

         Below Investment-Grade Bonds. Much emerging-market debt is rated below investment-grade, or unrated but comparable to that rated below investment-grade by internationally recognized rating agencies such as S&P or Moody's. Securities that are rated BBB, A-2 or SP-2 by S&P or Baa or P-2 by Moody's are investment grade (for a description of these rating categories, see Appendix). Lower-quality debt securities, also known as "junk bonds," are often considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. Securities in the lowest quality category may present the risk of default, or may be in default.

         While the Manager may refer to ratings issued by internationally recognized rating agencies, when available, the Manager may choose to rely upon, or to supplement such ratings with, its own independent and ongoing review of credit quality. The Portfolio's achievement of its investment objective may, to the extent of its investment in medium- to lower-rated bonds, be more dependent upon the Manager's credit analysis than would be the case if the Portfolio were to invest in higher quality bonds.

         The secondary market on which medium- to lower-rated bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolio could sell medium- to lower-rated bonds and could cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of medium- to lower-rated bonds, especially in a thinly traded market. When secondary markets for medium- to lower-rated securities are less liquid than markets for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. Furthermore, prices for medium- to lower-rated bonds may be affected by legislative and regulatory developments.

         Social, Political and Economic Instability. Investments in emerging-market countries involve exposure to a greater degree of risk due to increased political and economic instability. Instability may result from, among other factors: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection; and (vi) changes in trading status.

         Certain emerging-market countries have histories of instability and upheaval with respect to their internal policies that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Such actions - for example, nationalizing a company or industry, expropriating assets, or imposing punitive taxes - could have a severe effect on security prices and impair the Portfolio's ability to repatriate capital or income. The possibility exists that economic development in certain emerging-market countries may be suddenly slowed or reversed by unanticipated political or social events in those countries, and that economic, political and social instability in some countries could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

         The foregoing is not intended to be exhaustive and there may be other risk factors to take into account in relation to a particular investment. In addition, investors should be aware that the Portfolio may invest in foreign countries or in companies in which foreign investors, including the Manager, have had no or limited prior experience. Investors should also note that a feature of emerging markets is that they are subject to rapid change and the information set out above may become outdated relatively quickly.

Warrants
--------

         The Portfolio may have investments in warrants. Warrants are securities that give the Portfolio the right to purchase securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends, interest payments or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

Bank Obligations
----------------

         The Portfolio may invest in fixed-income obligations (including, but not limited to, certificates of deposit, time deposits and bankers' acceptances) of thrift institutions and commercial banks.

         Time deposits are non-negotiable obligations of banks or thrift institutions with specified maturities and interest rates. Time deposits with maturities of more than seven days are considered illiquid securities.

         Certificates of deposit are negotiable obligations issued by commercial banks or thrift institutions. Certificates of deposit may bear a fixed rate of interest or a variable rate of interest based upon a specified market rate.

         A banker's acceptance is a time draft drawn on a commercial bank, often in connection with the movement, sale or storage of goods.

         The Portfolio expects to invest no more than 5% of its net assets in fixed-income investments of non-insured U.S. banks and U.S. thrift institutions. The risks of investments in non-insured banks and thrifts are individually evaluated since non-insured banks and thrifts are not subject to supervision and examination by the FDIC or a similar regulatory authority. The Portfolio limits its purchases to fixed-income obligations issued by insured U.S. banks and U.S. thrift institutions which are rated B or higher by Standard & Poor's or Moody's or which are not rated but which are determined by the Manager to be of comparable quality. For investments in non-insured foreign banks, the Portfolio limits its purchases to fixed-income obligations issued by foreign banks with a rating of B or higher by Standard & Poor's or Moody's or of securities which are not rated but which are determined by the Manager to be of comparable quality.

Zero Coupon Securities
----------------------

         The Portfolio may purchase zero coupon debt securities. A zero coupon security pays no cash interest during its stated term. Its value lies in the difference between the principal value to the holder at maturity and the purchase price. Zero coupon securities are sold at a discount to principal value, and their market values nearly always fluctuate more widely than do the market values of similar-maturity debt securities which pay interest.

Convertible Securities
----------------------

         The Portfolio may purchase convertible corporate bonds and preferred stock. These securities may be converted at a stated price (the "conversion price") into underlying shares of preferred or common stock. Convertible debt securities are typically subordinated to non-convertible securities of the same issuer and are usually callable. Convertible bonds and preferred stocks have many characteristics of non-convertible fixed-income securities. For example, the price of convertible securities tends to decline as interest rates increase and increase as interest rates decline. In addition, holders of convertibles usually have a claim on the assets of the issuer prior to the holders of common stock in case of liquidation.

         The unusual feature of a convertible security is that changes in its price can be closely related to changes in the market price of the underlying stock. As the market price of the underlying stock falls below the conversion price, the convertible security tends to trade increasingly like a non-convertible bond. As the market price of the underlying common stock rises above the conversion price, the price of the convertible security may rise accordingly.

Other Securities
----------------

         It is anticipated that, from time to time, other securities will be developed, and they will be considered as potential investments for the Portfolio, subject to Board guidelines.

Derivatives
-----------

         In seeking to achieve its investment objectives, the Portfolio may employ the following special investment techniques, among others. Derivatives may be used to earn income and enhance returns, to hedge or adjust the risk profile of an investment portfolio, to obtain exposure to otherwise inaccessible markets or to manage the effective maturity or duration of fixed-income securities. The Portfolio may use exchange-traded derivatives such as futures and options--financial products which are standardized by size, maturity, and delivery, and are sold on organized exchanges. Furthermore, over-the-counter derivatives such as swaps or other hybrid instruments, which are individually tailored to meet the needs of a specific client, may also be used.

Foreign Currency Transactions
-----------------------------

         The Portfolio may employ certain risk management techniques to attempt to protect against some or all effects of adverse changes in foreign currency exchange rates, including entering into a foreign currency exchange contract on either a spot (i.e., cash) basis at the rate then prevailing in the currency exchange market or by entering into forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Portfolio will generally not enter into a forward contract with a term greater than one year. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

         The Portfolio may enter into forward contracts for any lawful and appropriate purpose in light of its activities. For example, when the Portfolio purchases or sells a security denominated in a foreign currency, or has been notified of a dividend or interest payment, it may desire to "lock in" the U.S. dollar price of the security or the amount of the payment. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Portfolio should be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received or when the dividend or interest is actually received.

         At the maturity of a forward contract, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency. Alternatively, the Portfolio may enter into a forward contract which provides for settlement by one party making a single one-way payment to the other party in the amount of the difference between the contracted forward rate and the current spot reference rate. The currency used for settlement may be one of the transaction currencies or a base currency, such as U.S. dollars.

         As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

         If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign security, the Portfolio will realize a gain to the extent the price at which it has agreed to sell exceeds the price at which it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The Portfolio reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances than those described above. Of course, the Portfolio is not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

         The Portfolio does not intend to convert any holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio may do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

         There is no assurance that a forward contract counterparty will be able to meet its obligations under the forward contract or that, in the event of default by the counterparty the Portfolio will succeed in pursuing contractual remedies. The Portfolio assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the contractual agreements entered into in connection with a forward contract.

Futures Contracts and Options on Futures Contracts
--------------------------------------------------

         The Portfolio may purchase or sell financial futures contracts ("futures contracts") and options thereon. Financial futures are commodity futures contracts which obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. Currently, futures contracts are available on various types of fixed-income securities and indexes, including but not limited to U.S. Treasury bonds, notes, and bills, foreign government bonds, Eurodollar certificates of deposit, municipal bonds, foreign exchange, and various domestic and foreign stock indexes.

         The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the fixed-income securities underlying the index is made. The Portfolio purchases and sells futures contracts only on exchanges where there appears to be a market in the futures sufficiently active to accommodate the volume of trading activity. Options on future contracts written or purchased by the Portfolio will be traded on exchanges or over-the-counter. The Portfolio may purchase or sell options on futures contracts for hedging or other purposes.

         The Portfolio will not write any option if, immediately thereafter, the aggregate value of the Portfolio's securities subject to outstanding options would exceed 25% of its net assets.

         If the Manager wishes to shorten the effective duration of the Portfolio, the Manager may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If the Manager wishes to lengthen the effective duration of the Portfolio, the Manager may buy a futures contract or a call option thereon, or sell a put option. The Portfolio's use of futures contracts will not result in leverage.

         The correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities hedged or used for cover will not be perfect and could produce unanticipated losses. If the value of the index increases, the purchaser of the futures contract thereon will be entitled to a cash payment. Conversely, if the value of the index declines, the seller of a futures contract will be entitled to a cash payment. In connection with its purchase of index futures the Portfolio will segregate liquid assets equal to the market value of the futures contract (less related margin) with the Fund's custodian or a futures margin account with a broker or will employ alternative cover (such as owning an offsetting position). If the Manager were to forecast incorrectly, the Portfolio might suffer a loss arising from adverse changes in the current contract values of the bond futures or index futures which it had purchased or sold. The Portfolio's ability to hedge its positions through transactions in index futures depends on the degree of correlation between fluctuations in the index and the values of the securities which the Portfolio owns or intends to purchase, or general interest rate movements.

         The Portfolio's potential losses from the use of futures extend beyond its initial investments in such contracts and are potentially unlimited.

Futures Contracts
-----------------

         U.S. futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1/2%-5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value. In accordance with the current rules and regulations of the CFTC, the aggregate initial margins and premiums required from the Portfolio in connection with commodity futures and options positions used for purposes other than "bona fide hedging" will not exceed 5% of the liquidation value of the Portfolio; provided, however, in the case of an option that is in the money at the time of the purchase, that the money portion of the premium is excluded in calculating the 5% limitation.

         At the time of delivery of securities pursuant to a futures contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

Interest Rate Futures
---------------------

         The purpose of the acquisition or sale of a futures contract, in the case of the Portfolio, which holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest rates without actually buying or selling fixed-income securities. For example, if interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt securities in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

         Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent the Portfolio enters into futures contracts for this purpose, the assets in the segregated account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high-quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts or the Portfolio will employ alternative cover (such as owning an offsetting position).

         The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Manager may still not result in a successful transaction.

         In addition, futures contracts entail risks. Although the Portfolio believes that use of such contracts will benefit the Portfolio, if the Manager's investment judgment about the general direction of interest rates is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts
----------------------------

         The Portfolio may write (i.e., sell) only covered put and call options on futures contracts. The Portfolio is considered "covered" with respect to a call option it writes on a futures contract if the Portfolio (i) owns a long position in the underlying futures contract; (ii) segregates and maintains with its Custodian liquid assets equal in value to the exercise price of the call (less any initial margin deposited); (iii) owns a security or currency which is deliverable under the futures contract; or (iv) owns an option to purchase the security, currency or securities index, which is deliverable under the futures contract or owns a call option to purchase the underlying futures contract, in each case at a price no higher than the exercise price of the call option written by the Portfolio, or if higher, the Portfolio deposits and maintains the differential between the two exercise prices in liquid assets in a segregated account with its Custodian. The Portfolio is considered "covered" with respect to a put option it writes on a futures contract if it (i) segregates and maintains with its Custodian liquid assets equal in value to the exercise price of the put (less any initial and variation margin deposited); (ii) owns a put option on the security, currency or securities index which is the subject of the futures contract or owns a put option on the futures contract underlying the option, in each case at an exercise price as high as or higher than the price of the contract held by the Portfolio or, if lower, the Portfolio deposits and maintains the differential between the two exercise prices in liquid assets in a segregated account with its Custodian; or (iii) owns a short position in the underlying futures contract.

         The Portfolio may write covered straddles of options on futures. A straddle is a combination of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the requirements, as defined in the preceding paragraph. The Portfolio may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolio will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

         The Portfolio is not a commodity pool and all transactions in future contracts and options on futures contracts engaged in by the Portfolio must constitute bona fide hedging or other permissible transactions in accordance with rules and regulations promulgated by the CFTC. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, it may or may not be less risky than ownership of the futures contract or underlying securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due, for example, to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security which is deliverable upon exercise of the futures contract or securities comprising an index. If the futures price at expiration of the option is below the exercise price, the Portfolio that has written a call will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in its portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security which is deliverable upon the exercise of futures contract or securities comprising an index. If the futures price at the expiration of the option is higher than the exercise price, the Portfolio that has written a put will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which it intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

         The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options
-------

         The Portfolio may purchase put and call options on securities. The Portfolio would normally purchase call options to hedge against an increase in the market value of the securities in which the Portfolio may invest and put options to hedge against a decline in market value of its portfolio securities. Options may also be purchased to alter the effective duration of the Portfolio.

         A put option gives the purchaser of such option, upon payment of a premium, the right to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

         The Portfolio may write (i.e., sell) only covered put and call options on its portfolio securities. These options will generally be sold when the Manager perceives the options to be overpriced. They may also be sold to alter the effective duration of the Portfolio. When the Portfolio writes an option, it receives a premium which it retains whether or not the option is exercised. If the option is not exercised, this premium represents a profit on the transaction (less any transaction costs).

         A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid assets in a segregated account with the Fund's custodian. A put option written by the Portfolio is "covered" if the Portfolio maintains liquid assets with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

         The Portfolio may also write and purchase put and call options on any securities index based on securities in which the Portfolio may invest for the same purposes as it may write and purchase options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing or selling securities index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally cannot match the composition of an index.

         In addition, since the Portfolio is permitted to invest in foreign securities, it may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of its portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations. However, in the event of unanticipated rate movements adverse to the Portfolio's option position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Portfolio will be traded on U.S. and foreign exchanges or over-the-counter.

         The Portfolio may write covered straddles. A straddle is a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the requirements, as defined above with respect to covered options. In accordance with the terms of a no-action position from the staff of the SEC, the Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolio will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

         In purchasing a call option, the Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased by an amount in excess of the premium paid. It would realize a loss if the price of the underlying security declined or remained the same or did not increase during the period by more than the amount of the premium. In purchasing a put option, the Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security declined by an amount in excess of the premium paid. It would realize a loss if the price of the underlying security increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would be lost by the Portfolio.

         If a put option written by the Portfolio were exercised, the Portfolio would be obligated to purchase the underlying security at the exercise price. If a call option written by the Portfolio were exercised, the Portfolio would be obligated to sell the underlying security at the exercise price. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security caused by rising interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the option holder to the Portfolio at a higher price than its current market value. The risk involved in writing a call option is that there could be an increase in the market value of the underlying security caused by declining interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the Portfolio at a lower price than its current market value. These risks could be reduced by entering into a closing transaction. The Portfolio retains the premium received from writing a put or call option whether or not the option is exercised.

         The Portfolio may purchase or write options on securities of the types in which they are permitted to invest in privately negotiated (i.e., over-the-counter) transactions. The Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy. Options purchased or written in negotiated transactions may be illiquid and it may not be possible for the Portfolios to effect a closing transaction at a time when the Manager believes it would be advantageous to do so. See "Additional Investment Information, Special Investment Techniques and Related Risks -- Illiquid Securities" in the Prospectus.

         The writer of an option may have no control when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

         The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction". This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction". This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Portfolio investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to purchase the option; the Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to purchase the option. Because increases in the market of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

         An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange ("National Exchange") on opening transactions or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on a National Exchange, (v) the facilities of a National Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume, or (vi) one or more National Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that National Exchange (or in that class or series of options) would cease to exist, although outstanding options on that National Exchange that had been issued by the Options Clearing Corporation as a result of trades on that National Exchange would continue to be exercisable in accordance with their terms.

         The writing of covered put options involves the risk that if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Portfolio may elect to close the position or take delivery of the security at the exercise price and the Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

         The Portfolio may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

         The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

Swaps, Caps and Floors
----------------------

         The Portfolio may enter into interest rate or foreign currency swaps and may purchase or sell interest rate caps and floors.

         The Portfolio enters into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. The Portfolio may also enter into these transactions to protect against price increases of securities the Manager anticipates purchasing for the Portfolio at a later date or as a duration management technique. The Portfolio expects to enter into these transactions for a variety of reasons, including for hedging purposes, as described above, as a duration management technique or to attempt to exploit mispricings in the bond or currency markets. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate floor. Currency swaps are similar to interest-rate swaps, except that they involve currencies instead of interest rates.

         The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether the Portfolio is hedging its assets or liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued daily, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account with the custodian. If the Portfolio enters into an interest rate swap on other than a net basis, the Portfolio will maintain in a segregated account with the custodian the full amount, accrued daily, of the Portfolio's obligations with respect to the swap. The Portfolio will not enter into any interest rate swap, cap or floor unless the unsecured senior debt or the claims paying ability of the other party thereto is then rated in the highest rating category of at least one nationally recognized rating organization. The Manager will monitor the creditworthiness of counterparties on an ongoing basis. If there were a default by such a counterparty, the Portfolio would have contractual remedies. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Manager has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly. they are less liquid than swaps. To the extent the Portfolio sells (i.e., writes) caps and floors it will maintain in a segregated account with the custodian liquid assets equal to the full amount, accrued daily, of the Portfolio's obligations with respect to any caps or floors.

Repurchase Agreements
---------------------

         The Portfolio may seek additional income by investing in repurchase agreements pertaining only to U.S. Government securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Such agreements permit the Portfolio to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Portfolio requires continual maintenance of collateral held by the Fund's custodian in an amount equal to, or in excess of, the market value of the securities which are the subject of the agreement. In the event that a counterparty defaulted on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a counterparty's bankruptcy, the Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. Repurchase agreements may be entered into with member banks of the Federal Reserve System including the Fund's custodian or "primary dealers" (as designated by the Federal Reserve Bank of New
York) in U.S. Government securities.

Reverse Repurchase Agreements
-----------------------------

         The Portfolio may enter into reverse repurchase agreements with banks and broker-dealers from time to time. In a reverse repurchase transaction, it is the Portfolio, rather than the other party to the transaction, that sells the securities and simultaneously agrees to repurchase them at a price reflecting an agreed-upon rate of interest. The Portfolio's obligations under reverse repurchase agreements will not exceed one-third of the Portfolio's total assets, less liabilities other than obligations under such reverse repurchase agreements. During the time a reverse repurchase agreement is outstanding, the

Portfolio that has entered into such an agreement maintains liquid assets in a segregated account with its Custodian having a value at least equal to the repurchase price under the reverse repurchase agreement. The use of reverse repurchase agreements is included in the Portfolio's borrowing policy and is subject to the limit of Section 18(f)(1) of the 1940 Act. Reverse repurchase agreements may create leverage, increasing the Portfolio's opportunity for gain and risk of loss for a given fluctuation in the value of the Portfolio's assets. There may also be risks of delay in recovery and, in some cases, even loss of rights in the underlying securities, should the opposite party fail financially.

When-Issued Securities and Forward Commitments
----------------------------------------------

         The Portfolio may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment by the Portfolio and settlement, no payment is made for the securities purchased by the purchaser, and, thus, no interest accrues to the purchaser from the transaction. The use of when-issued transactions and forward commitments enables the Portfolio to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Portfolio might sell securities which it owned on a forward commitment basis to limit its exposure to falling bond prices. In periods of falling interest rates and rising bond prices, the Portfolio might sell a security held by the Portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Manager were to forecast incorrectly the direction of interest rate movements, the Portfolio might be required to complete such when-issued or forward transactions at prices less favorable than the current market value.

         When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio enters into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. To facilitate such transactions, the Fund's custodian bank will maintain, in a segregated account, liquid assets having value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Portfolio, the portfolio securities themselves. If the Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities. Any significant commitment of Portfolio assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Portfolio's net asset value. At the time the Portfolio makes the commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value.

Special Risk Considerations for Lower-Rated Securities
------------------------------------------------------

         Securities rated Baa are considered by Moody's or BB by S&P or Fitch to have speculative characteristics. Sustained periods of deteriorating economic conditions or rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities. Securities rated below investment grade, i.e., Ba or BB and lower, ("lower-rated securities") are subject to greater risk of loss of principal and interest than higher-rated securities and are considered to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal, which may in any case decline during sustained periods of deteriorating economic conditions or rising interest rates. They are also generally considered to be subject to greater market risk than higher-rated securities in times of deteriorating economic conditions. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities.

         The market for lower-rated securities may be thinner and less active than that for higher-quality securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, the Portfolio may experience difficulty in valuing such securities and, in turn, the Portfolio's assets. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may tend to decrease the market value and liquidity of such lower-rated securities.

         The ratings of fixed-income securities by Moody's, S&P and Fitch are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of differences in credit risk of securities within each rating category. See the Appendix for a description of such ratings.

         The Manager will try to reduce the risk of investment in lower-rated securities through credit analysis, attention to current developments and trends in interest rates and economic conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-quality securities, the Manager's research and credit analysis are a correspondingly important aspect of its program for managing the Portfolio's securities. In considering investments for the Portfolio, the Manager will attempt to identify those high-risk, high-yield securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Manager's analysis focuses on relative values based on such factors as interest coverage, financial prospects, and the strength of the issuer.

         Non-rated fixed-income securities will also be considered for investment by the Portfolio when the Manager believes that the financial condition of the issuers of such obligations and the protection afforded by the terms of the obligations themselves limit the risk to the Portfolio to a degree comparable to that of rated securities which are consistent with the Portfolio's objective and policies.

         In seeking to achieve the Portfolio's objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in the portfolio will be unavoidable. Moreover, medium-and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of the Portfolio.

Future Developments
-------------------

         The Portfolio expects to discover additional opportunities in the areas of options, futures contracts, options on futures contracts and other derivative instruments. These opportunities will become available as the Manager develops new strategies, as regulatory authorities broaden the range of transactions that are permitted and as new options and futures are developed. To the extent such opportunities are both consistent with the Portfolio's investment objectives and legally permissible for that Portfolio, the Manager may utilize the strategies that do not conflict with the Portfolio's investment restrictions. These opportunities may involve risks that differ from those described above.

Industry Classification
-----------------------

         In determining industry classifications, the Fund uses the current Directory of Companies Filing Annual Reports with the Securities and Exchange Commission (the "Directory"). Where a company is not listed in the Directory, the Fund makes a reasonable determination as to the industry classification, which determination may be made by using (1) the classification of the company's parent corporation; or (2) the classification the Fund reasonably believes the parent corporation would have if it were listed in the Directory; or (3) the industry classification the Fund reasonably believes the company would have if it were listed in the Directory.

                           DIRECTORS AND OFFICERS AND
                         PRINCIPAL HOLDERS OF SECURITIES

         The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below. [UPDATED DISCLOSURE TO BE FILED BY AMENDMENT]

                                                                        PORTFOLIOS IN FUND    OTHER DIRECTORSHIPS
NAME, ADDRESS, AGE OF DIRECTOR   PRINCIPAL OCCUPATION(S)                COMPLEX OVERSEEN BY   HELD BY DIRECTOR
(YEARS OF SERVICE*)              DURING PAST 5 YEARS                    DIRECTOR
------------------------------   ------------------------------------   -------------------   -------------------
INTERESTED DIRECTORS
[John D. Carifa,** 56,           President, Chief Operating                    113            None
1345 Avenue of the Americas,     Officer and Director of Alliance
New York, NY  10105 (__)         Capital Management Corporation
                                 ("ACMC"), with which he has been
                                 associated since prior to 1997.

DISINTERESTED DIRECTORS

Ruth Block, #+ 71,               Formerly an Executive Vice                     88            Ecolab Incorp.;
P.O. Box 4623,                   President and the Chief                                      BP Amoco Corp.
Stamford, CT                     Insurance Officer of The
06903 (__)                       Equitable Life Assurance Society
                                 of the United States; Chairman
                                 and Chief Executive Officer of Evlico; a
                                 Director of Avon, Tandem Financial Group
                                 and Donaldson, Lufkin & Jenrette
                                 Securities Corporation. She is currently
                                 a Director of

                                                                        PORTFOLIOS IN FUND    OTHER DIRECTORSHIPS
NAME, ADDRESS, AGE OF DIRECTOR   PRINCIPAL OCCUPATION(S)                COMPLEX OVERSEEN BY   HELD BY DIRECTOR
(YEARS OF SERVICE*)              DURING PAST 5 YEARS                    DIRECTOR
------------------------------   ------------------------------------   -------------------   -------------------
                                 Ecolab Incorporated (specialty
                                 chemicals) and BP Amoco Corporation
                                 (oil and gas).

David H. Dievler, #+ 72,         Independent consultant.  Until                 94            None
P.O. Box 167,                    December 1994, Senior Vice
Spring Lake, New Jersey          President of ACMC responsible
07762 (__)                       for mutual fund administration.
                                 Prior to joining ACMC in 1984, Chief
                                 Financial Officer of Eberstadt Asset
                                 Management since 1968. Prior to that,
                                 Senior Manager at Price Waterhouse & Co.
                                 Member of American Institute of Certified
                                 Public Accountants since 1953.

John H. Dobkin, #+ 59,           Consultant.  Currently,                        91            None
P.O. Box 12,                     President of the Board of Save
Annandale, New York              Venice, Inc. (preservation
12504 (_)                        organization).  Formerly a
                                 Senior Advisor from June 1999 -
                                 June 2000 and President from December
                                 1989 - May 1999 of Historic Hudson Valley
                                 (historic preservation). Previously,
                                 Director of the National Academy of
                                 Design. During 1988-92, Director and
                                 Chairman of the Audit Committee of ACMC.

William H. Foulk, Jr., #+ 69,    Investment Adviser and an                     110            None
Room 100,                        independent consultant.
2 Greenwich Plaza,               Formerly Senior Manager of
Greenwich, Connecticut           Barrett Associates, Inc., a
06830 (_)                        registered investment adviser,
                                 with which he had been associated since
                                 prior to 1997. Formerly Deputy
                                 Comptroller of the State of New York and,
                                 prior thereto, Chief Investment Officer
                                 of the New York Bank for Savings.

Clifford L. Michel, #+ 62,       Senior Counsel of the law firm                 91            Placer Dome, Inc.
St. Bernard's Road,              of Cahill Gordon & Reindel, with
Gladstone, New Jersey            which he has been associated
07934 (_)                        since prior to 1997.  President
                                 and Chief Executive Officer of
                                 Wenonah Development Company
                                 (investments) and a Director of

                                                                        PORTFOLIOS IN FUND    OTHER DIRECTORSHIPS
NAME, ADDRESS, AGE OF DIRECTOR   PRINCIPAL OCCUPATION(S)                COMPLEX OVERSEEN BY   HELD BY DIRECTOR
(YEARS OF SERVICE*)              DURING PAST 5 YEARS                    DIRECTOR
------------------------------   ------------------------------------   -------------------   -------------------
                                 Placer Dome, Inc. (mining).

Donald J. Robinson, #+ 67,       Senior Counsel of the law firm                               None]
98 Hell's Peak Road,             of Orrick, Herrington &
Weston, Vermont 05161 (_)        Sutcliffe LLP since January
                                 1997.  Formerly a senior partner
                                 and a member of the Executive
                                 Committee of that firm. Member
                                 of the Municipal Securities
                                 Rulemaking Board and a Trustee
                                 of the Museum of the City of New
                                 York.

---------------------

*      There is no stated term of office for the Fund's Directors.
** Mr. Carifa is an "interested director," as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the general partner of the Fund's investment adviser.
#      Member of the Audit Committee
+      Member of the Nominating Committee.

         [The Fund's Board of Directors has two standing committees of the Board -- an Audit Committee and a Nominating Committee. The members of the Audit and Nominating Committees are identified above. The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund's financial reporting process. The function of the Nominating Committee is to nominate persons to fill any vacancies on the Board of Directors. The Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Directors.]

Officer Information
-------------------

         Certain information concerning the Fund's officers is set forth below.

NAME AND ADDRESS,*              POSITION(S) HELD            PRINCIPAL OCCUPATION
AND (AGE)                       WITH FUND                   DURING LAST 5 YEARS
------------------              ----------------            -------------------

                          [TO BE INCLUDED BY AMENDMENT]


         The Fund will pay each of the directors who are not affiliated persons of the Manager and who are serving as directors at the time, in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board of Directors, annual compensation of $[_____] for each fiscal year. Officers receive no direct remuneration in such capacity from the Fund. The directors may also appoint committees of directors. Directors who are not affiliated persons of the Manager serving on such committees may receive additional compensation as well as reimbursement of their out-of-pocket expenses.

         In order to avoid unnecessary expenses, the Fund does not normally intend to hold annual meetings of shareholders. The Board of Directors or the shareholders may call Special Meetings of

Shareholders for the removal of directors or for other actions for which a shareholder vote may be required by the 1940 Act (such as a change in fundamental policies or diversified status) or the Fund's Articles of Incorporation or By-Laws.

         As of March 1, 2002, directors and officers of the Fund, as a group, owned less than one percent of the outstanding shares of the Portfolio.

         The Portfolio and Fund commenced operations as of the date of this SAI. Immediately prior to commencement, Alliance was the sole initial shareholder of the Portfolio and the Fund.

                             MANAGER AND DISTRIBUTOR

         Manager. Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has entered into Management Agreements with the Fund, on behalf of the Portfolio, pursuant to which Alliance acts as investment adviser for the Portfolio.

         Alliance, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which ACMC, an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner. As of June 30, 2001, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 29.9% of the outstanding units of limited partnership interest in Alliance ("Alliance Units"). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. ("NYSE") in the form of units ("Alliance Holding Units"). As of June 30, 2001, AXA Financial, together with certain of its wholly-owned subsidiaries, including ACMC, beneficially owned approximately 2.1% of the outstanding Alliance Holding Units and 51.8% of the outstanding Alliance Units. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French company.

         Subject to the general oversight of the Board of Directors of the Fund, and in conformity with the stated policies of the Portfolio, Alliance manages the investment of the Portfolio's assets. Alliance makes investment decisions for the Portfolio and places purchase and sale orders. The services of Alliance are not exclusive under the terms of the Management Agreements; Alliance is free to render similar services to others.

         Alliance has authorized those of its directors, officers or employees who are elected as directors or officers of the Fund to serve in the capacities in which they are elected. All services furnished by the Manager under the Management Agreements may be furnished through the medium of any such directors, officers or employees of the Manager. In connection with the provision of its services under the Management Agreements, the Manager bears various expenses, including the salaries and expenses of all personnel, except the fees and expenses of directors not affiliated with the Manager.

         The Portfolio pays the Manager for the services performed on behalf of the Portfolio, as well as for the services performed on behalf of the Fund as a whole. The fee payable by the Portfolio is at an annual rate of 0.50% of the Portfolio's average daily net assets up to and including $1 billion and at an annual rate of 0.45% of the Portfolio's average daily net assets in excess of $1 billion. The Manager has agreed for the current fiscal year to waive its fee and bear certain expenses so that total operational expenses do not exceed on an annual basis the amount set forth in the Prospectus.

         The Management Agreement provides that the Manager shall not be liable to the Fund or the Portfolio for any error of judgment by the Manager or for any loss sustained by the Fund or the Portfolio except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations and duties under the Management Agreements.

         Except as indicated above, the Portfolio is responsible for the payment of its expenses and the expenses of the Fund, including: (i) the fees payable to Alliance under the Management Agreement; (ii) the fees and expenses of Directors who are not affiliated with Alliance; (iii) the fees and expenses of the Custodian and Transfer Agent, including but not limited to fees and expenses relating to fund accounting, pricing of fund shares, and computation of net asset value; (iv) the fees and expenses of calculating yield and/or performance pursuant to any independent servicing agreement; (v) the charges and expenses of legal counsel and independent auditors; (vi) all taxes and corporate fees payable to governmental agencies; (vii) the fees of any trade association of which the Fund is a member; (viii) reimbursement of the Portfolio's share of the organization expenses of the Fund; (ix) the fees and expenses involved in registering and maintaining registration of the Fund and the Portfolio's shares with the Securities and Exchange Commission, registering the Fund as a broker or dealer and qualifying the shares of the Portfolio under state securities laws, including the preparation and printing of the registration statements and prospectuses for such purposes, allocable communications expenses with respect to investor services, all expenses of shareholders' and Board of Directors' meetings and preparing, printing and mailing proxies, prospectuses and reports to shareholders; (x) brokers' commissions, dealers' markups, and any issue or transfer taxes chargeable in connection with the Portfolio's securities transactions; (xi) the cost of stock certificates representing shares of the Portfolio; (xii) insurance expenses, including but not limited to, the cost of a fidelity bond, directors' and officers insurance, and errors and omissions insurance; and (xiii) litigation and indemnification expenses, expenses incurred in connection with mergers, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business.

         The Management Agreement provides that if at any time the Manager shall cease to act as investment adviser to the Portfolio or to the Fund, the Fund shall take all steps necessary under corporate law to change its corporate name to delete the reference to Sanford C. Bernstein and shall thereafter refrain from using such name with reference to the Fund.

         The Management Agreement provides that it will terminate automatically if assigned and that it may be terminated without penalty by the Portfolio (by vote of the directors or by a vote of a majority of the outstanding voting securities of the Portfolio on not less than 30 days' written notice. The Management Agreement also provides that it will continue for more than two years only if such continuance is annually approved in the manner required by the 1940 Act and the Manager shall not have notified the Fund that it does not desire such continuance.

   [BOARD CONSIDERATIONS OF MANAGEMENT AGREEMENT TO BE SUPPLIED BY AMENDMENT.]

         Distributor. Bernstein LLC acts as Distributor of the Portfolio's shares pursuant to a Distribution Agreement.

                                 NET ASSET VALUE

         The Fund computes the net asset value of the Portfolio once daily as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m., New York time), each business day, except for New York Stock Exchange and national bank holidays, as determined from time to time. Currently, these holidays are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

         Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by the Manager (market value will be determined by sales prices if the principal market is an exchange) in the broadest and most representative market for that security as determined by the Manager.

         Fixed-income securities and convertible securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Directors of the Fund. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

         Futures contracts and options are valued on the basis of market quotations, if available.

         Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used.

         Because the investment securities of the Portfolio may be traded on foreign markets that may be open when the New York Stock Exchange is closed, the value of the net assets of the Portfolio may be significantly affected on days when no net asset values are calculated. If the primary market in which a portfolio security is traded is not open for trading on a day which the Fund computes net asset value, then the security's valuation will be valued as of the last preceding trading date in its primary market, unless, under procedures established by the Board of Directors, it is determined that such price does not reflect the security's fair value. Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency.

         If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security may be valued as determined in good faith under procedures adopted by the Board of Directors of the Fund.

         Securities and other assets for which there is no readily available market value may be valued in good faith pursuant to procedures adopted by the Board of Directors of the Fund. The procedures set forth above need not be used to determine the value of the securities owned by the Fund if, under procedures adopted by the Board of Directors of the Fund, some other method would more accurately reflect the fair market value of such securities.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Manager is responsible for decisions to buy and sell securities for the Portfolio and for broker-dealer selection. In general, securities in which the Portfolio invests are traded on a "net" rather than a transaction-charge basis with dealers acting as principals for their own accounts without a stated transaction charge. Accordingly, the price of the security may reflect an increase or decrease from the price paid by the dealer together with a spread between the bid and asked price, which provides the opportunity for a profit or loss to the dealer. The Portfolio may purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. In some cases, the Portfolio might engage in purchase or sale transactions with another mutual fund.

         The Manager's primary consideration in effecting a security transaction for the Portfolio is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, the Manager may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services, which are deemed by the Manager to be beneficial to the Portfolio or any other investment companies or other accounts managed by the Manager. From time to time, dealers with whom the Fund conducts principal transactions may provide the Manager with research at no cost.

                        PURCHASE AND REDEMPTION OF SHARES

         Shares of the Portfolio are sold at the net asset value next calculated after receipt of a purchase order. In order to purchase shares, an investor must fill out an application. A confirmation of each capital-share transaction is sent to the shareholder. The methods of purchase and redemption of shares and the methods used to value the Fund's assets are more fully set forth in the Prospectus. The Fund may enter into arrangements with the broker-dealers, banks and other financial institutions permitted to accept purchase and redemption orders to allow these entities to designate other intermediaries to accept purchase and redemption orders.

         The Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities held by the Portfolio, in lieu of cash. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and this valuation is made as of the same time the redemption price is determined.

CODE OF ETHICS
--------------

         The Fund, the Manager and the Distributor have each adopted Codes of Ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

                                      TAXES

         The Fund intends the Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Portfolio does not so qualify, it will be subject to federal income tax on net income and capital gains, if any, realized during any fiscal year and the net income and capital gains distributed to shareholders will be lower.

         The Portfolio intends to distribute to the registered holders of its shares all of its net investment income, which includes dividends and interest as well as net short-term capital gains, if any, in excess of any net long-term capital losses and any net long-term capital gains, if any, in excess of any net short-term capital losses. The Code requires all regulated investment companies (such as the Portfolio) to pay a nondeductible 4% excise tax to the extent the registered investment company does not distribute 98% of its ordinary income, determined on a calendar-year basis, and 98% of its capital and foreign currency gains, determined, in general, as if a taxable year ends on October 31. The Portfolio intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax. The current policy of the Portfolio is to declare investment income dividends daily and pay them monthly and to pay capital-gains distributions annually. In determining amounts of capital gains to be distributed, generally any capital loss carryovers from prior periods will be offset against capital gains.

         Gains or losses on sales of securities by the Portfolio are long-term capital gains or losses to the Portfolio if the securities have been held for more than 12 months. Other gains or losses on the sale of securities are short-term capital gains or losses. Special rules applicable to gains and losses on futures and options are discussed below.

         The Portfolio intends to qualify as a regulated investment company under the requirements of the Code for each taxable year. Currently, in order to qualify as a regulated investment company, the Portfolio must generally, among other things, (i) derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, or foreign currencies, and certain other related income (the "90% test"); and (ii) diversify its holdings so that, at the end of each fiscal quarter, (a) at least 50% of the market value of the Portfolio's total assets is represented by cash, U.S. Government securities and other securities limited, in respect of any one issuer, to an amount no greater than 5% of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities of any one issuer other than U.S. Government securities or the securities of other regulated investment companies (the "diversification requirements").

         Currently, distributions of net investment income and net capital gains are taxable to shareholders subject to federal income tax regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of net long-term capital gains, if any, are taxable as long-term capital gains, regardless of whether the shareholder receives such distributions in additional shares or in cash or how long the investor has held his shares.

         The Code includes special rules applicable to certain forward contracts and to certain exchange-listed options, futures contracts and options on futures contracts which the Portfolio may write, purchase or sell. Such forward contracts, options and futures contracts are classified as Section 1256 contracts under the Code. The gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts, other than certain foreign currency forward options and futures contracts (, as discussed below), generally is treated as long-term capital gain or loss taxable at lower capital-gains tax rate to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof. These contracts, when held by the Portfolio at the end of a fiscal year (or, for purposes of the excise tax, at the end of a period ending on October 31) generally are required to be treated for federal income tax purposes as sold at fair market value on the last business day of the fiscal year ("marked to market").

         Certain Section 1256 contracts undertaken by the Portfolio may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred to purchase or carry any positions that are part of a straddle. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to the Portfolio are not entirely clear. The straddle transactions may increase the amount of short-term capital gain recognized by the Portfolio.

         The Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If the Portfolio makes any of such elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer and/or accelerate the recognition of gains or losses from the affected straddle positions and require the capitalization of interest expense, the amount which must be distributed to shareholders as ordinary income or long-term capital gain by the Portfolio, may be increased or decreased substantially as compared to a portfolio that did not engage in such hedging transactions.

         The diversification requirements applicable to the Portfolio's assets and other restrictions imposed on the Portfolio by the Code may limit the extent to which the Portfolio will be able to engage in transactions in forward contracts, options, futures contracts or options on futures contracts.

         Under Code Section 988, foreign currency gains or losses from certain foreign currency contracts (such as forward, futures and option contracts) that are not Section 1256 contracts will generally be treated as ordinary income or loss; however, the Portfolio may, under certain circumstances, make an election pursuant to Section 988(a)(1)(B) to treat such gain or loss as a capital gain or loss. In general, in the event such election is made, treatment of a gain or loss as long-term or short-term will depend upon the Portfolio's holding period with respect to such contracts. Gains or losses on the disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition are generally treated as ordinary income or loss. Also, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. The gains or losses described above that are treated as ordinary income or loss may increase or decrease the amount of the Portfolio's investment company taxable income to be distributed to its shareholders as ordinary income, [rather than increasing or decreasing the amount of the Portfolio's capital gains or losses]. Additionally, if Code
Section 988 ordinary losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in the shares.

         Under Treasury Regulations, the Portfolio is required to withhold and remit to the U.S. Treasury 30% (subject to phased-in reductions) of dividend and capital-gains income from the accounts of certain shareholders unless such shareholders provide their correct taxpayer identification number ("TIN") and otherwise comply with the applicable requirements of the backup withholding rules. A shareholder who does not provide his correct TIN may be subject to penalties imposed by the IRS.

         A foreign shareholder may be subject to dividend tax withholding at the 30% rate or at a lower applicable treaty rate on certain dividends from the Portfolio. Foreign shareholders should consult their tax advisors regarding application of these withholding rules.

         The discussion in the Prospectus, together with the foregoing, is a general summary of the tax consequences of investments in the Portfolio. Investors are urged to consult their own tax advisors to determine the effect of investments in the Portfolio upon their individual tax situations.

               CUSTODIAN, TRANSFER AGENT, INDEPENDENT AUDITORS AND
                              FINANCIAL STATEMENTS

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Custodian for the Fund. Foreign securities and currency owned by the Fund may be held by foreign subcustodians of State Street Bank and Trust Company retained for such purpose in accordance with the 1940 Act. State Street Bank and Trust Company also serves as Transfer Agent, and in that capacity maintains certain books and records pursuant to an agreement within the Fund.

         [___________] has been selected as the Fund's independent auditors to audit the annual financial statements of the Portfolio. Shareholders will be sent audited annual and unaudited semiannual reports that include financial statements, including a schedule of investments. You may request a copy of the Annual Report by writing to or telephoning (collect) the Fund at 767 Fifth Avenue, New York, New York 10153, (212) 756-4097.

                                   PERFORMANCE

         The Portfolio may, from time to time, advertise yield, average annual total return (before and after taxes) and aggregate total return.

         Yields are calculated based on a rolling 30-day average. Yield quotations are based on the Portfolio's income and expenses for a given month. Expenses are subtracted from the total interest and dividends for the month; the result is divided by the Portfolio's average daily market capitalization --
the product of the average daily number of shares outstanding and the net asset value of the last day of the month, to give the monthly yield, which is compounded over six months and then multiplied by two so as to compute the "bond-equivalent yield." The calculation may be expressed in the following formula:
                                      6
                Yield =  2 [( a-b + 1)  - 1]
                              ---
                               cd
Where:

         a   =  total interest and dividends earned during the month;

         b   =  total expenses accrued during the month (net of reimbursements);

         c   =  the average daily number of shares  outstanding  during the month that were entitled to receive dividends; and

         d   =  the maximum offering price per share on the last day of the month.

         The total of interest and dividends earned during the month is calculated by adding together the interest and dividends earned per day on each security held during the month (30 days). Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360th of the stated dividend rate of the security each day that the security is in the Portfolio. For most debt securities, the interest earned per day is determined by first computing the security's yield to maturity on each day during the month. The yield to maturity is divided by 360, and multiplied by the market value (including accrued interest) of the security position each day. Each interest earned per day calculation is added to all of the other such applicable calculations during the month to determine the interest earned during the month. If a bond is callable, yield to the appropriate call date is substituted for yield to maturity if, in the opinion of the Manager, the bond is expected to be called. If a bond is putable, yield to the appropriate put date is substituted for yield to maturity if, in the opinion of the Manager, the put is expected to be exercised.

         For receivable-backed obligations (such as mortgage pass-throughs), which are expected to be subject to periodic payments of principal as well as interest, the interest earned is the income based on the coupon rate and outstanding principal balance. This income is adjusted by adding or subtracting the gain or loss attributable to actual monthly paydowns based upon the historic cost. For purposes of the yield calculation, the Portfolios do not amortize premium or discount on interest-bearing mortgage-backed securities.

         Expenses accrued include all expenses and all fees that are charged to all shareholder accounts. The maximum offering price reflects the subtraction of any undeclared earned income, which is the net investment income earned by the Portfolio that is reasonably expected to be declared as a dividend within a reasonable time from the end of the month.

         The average annual total return, before taxes, for the Portfolio is calculated by finding the average annual percentage rate of return that would, compounded and multiplied by the initial amount invested (less any applicable sales load), result in the ending redeemable value, as expressed in the following formula:

                                                        1/n
         Average Annual Total Return     =  ERV                -       1
                                            ---
                                             P

Where:

               P =     a hypothetical initial investment of $1,000 on
                       beginning date less any charges deducted from the
                       amount invested;
             ERV =     ending redeemable value of the hypothetical
                       account on the date of the balance sheet assuming
                       a complete redemption and deduction of all
                       nonrecurring charges deducted at the end of the
                       period; and
               n =     number of years (1, 5, 10 or the life of the Portfolio).


         The average annual total return, after taxes, for the Portfolio is calculated by finding the average annual return percentage rates of return that would, compounded and multiplied by the initial amount invested, result in ending value, according to the following formulas:

                                             n
                ATV          =      P (1 + T)
                   D
                                             n
                ATV          =      P (1 + T)
                   DR

Where:
                       P  =      a hypothetical initial payment of $1,000
                       T  =      average annual total return (after taxes on
                                 distributions or after taxes on distributions
                                 and sales of portfolio shares)
                       n  =      number of years
                    ATV   =      ending value of a hypothetical $1,000 payment
                       D         made at the beginning of the periods indicated
                                 at the end of such periods after taxes on fund
                                 distributions but not after taxes on
                                 redemption.
                   ATVD   =      ending value of a hypothetical $1,000 payment
                       R         made at the beginning of the periods indicated
                                 at the end of such periods, after taxes on fund distributions and redemption.

         The Portfolio may advertise aggregate total return, also called unannualized total return, in addition to average annual total return.

         The aggregate total return for each Portfolio is calculated by dividing the ending value of an investment by the beginning value of this investment, as expressed in the following formula:

         Aggregate Total Return     =       ERV - P
                                            -------
                                                P

Where:
                        P    =  a hypothetical initial investment of $1,000 on
                                beginning date, less any charges deducted from the amount invested; and

                      ERV    =  ending redeemable value of the hypothetical
                                account on the date of the
                                balance sheet assuming a complete redemption and the deduction of all non-recurring charges deducted at the end of the period.

         From time to time, in reports and promotional literature, the Portfolio's total return or other performance data may be compared to one or more relevant market indexes, including but not limited to (1) Lehman Brothers Aggregate Bond Index; (2) Lehman Brothers Government Corporate Bond Index; (3) Merrill Lynch 1-3 Year Treasury Index; (4) the Standard & Poor's 500 Stock Index so that shareholders may compare the Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (5) with other groups of mutual funds tracked by
(A) Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (B) Morningstar, Inc., another widely used independent research firm which rates mutual funds; or (C) by other financial business publications, including, but not limited to, Business Week, Money Magazine, Forbes and Barron's, which provide similar information; (6) Morgan Stanley Capital International ("MSCI") Indices, including the EAFE index, the EAFE GDP 50%-Hedged Index, the MSCI Emerging Markets Global Index and the MSCI Emerging Markets Free Index, which are widely recognized indexes in international market performance; (7) the International Finance Corporation (an affiliate of the World Bank established to encourage economic development in less developed countries), World Bank, Organization for Economic Co-Operation and Development and International Monetary Fund as a source of economic statistics; and (8) the International Finance Corporation Global Index ("IFCG Index") and International Finance Corporation Investable Index ("IFCI Index"), which are widely recognized indexes of emerging markets performance.

                              DESCRIPTION OF SHARES

         The shares of the Portfolio have no preemptive or conversion rights. Shares are fully paid and nonassessable and redeemable at the option of the shareholder and have a par value of $0.001. Shares are also redeemable at the option of the Fund, if the net asset value of a shareholder's account is less than $1,000.

         Pursuant to the Articles of Incorporation, the Board of Directors may also authorize the creation of additional classes of shares of the Portfolio or series of shares (the proceeds of which may be invested in separate, independently managed portfolios) with such preferences, privileges, limitations and voting and dividend rights as the Board may determine.

         Shareholders have certain rights, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. Such removal can be effected upon the affirmative vote of a majority of the votes cast. The shareholders of the Portfolio are entitled to a full vote for each full share held and to the appropriate fractional vote for each fractional share. A matter that affects the Portfolio will not be deemed to have been effectively acted upon unless approved by the affirmative vote of a majority of the votes cast of the Portfolio. The voting rights of the shareholders are not cumulative. In order to avoid unnecessary expenses, the Fund does not intend to hold annual meetings of shareholders.

                                    APPENDIX

Description of Corporate and Municipal Bond Ratings
---------------------------------------------------

         The following descriptions of Standard & Poor's Corporation ("Standard & Poor's"), Fitch IBCA, Inc. ("Fitch") and Moody's Investors Service, Inc. ("Moody's") corporate and municipal bond ratings have been published by Standard & Poor's, Fitch and Moody's, respectively.

Standard & Poor's(1)
------------------

AAA     Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA      Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A       Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB     Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC, C       Debt rated BB, B, CCC, CC and C is regarded, on balance,
as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposure to adverse conditions.

CI      The rating CI is reserved for income bonds on which no interest is being paid.

D       Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-)   The ratings from "AA" to "CCC" may be modified by the
additions of a plus or minus sign to show relative standing within the major rating categories.

Fitch(2)
------

         A Fitch bond rating represents an assessment of the issuer's ability to meet its debt obligations in a timely manner. The rating is not a recommendation to buy, sell or hold any security. It does not comment on the adequacy of market price, investor suitability or the taxability of interest.

         Ratings are based on information obtained from issuers or sources believed to be reliable. Fitch does not audit or verify the accuracy of the information. Ratings may be changed, suspended or withdrawn to changes in or unavailability of information.

(1) Reprinted from Standard & Poor's Bond Guide
(2) As provided by Fitch IBCA, Inc.

AAA     Highest credit quality, obligor has exceptionally strong ability to pay interest and repay principal.

AA      Very high credit quality, obligor's ability to pay interest and repay principal is very strong, although not as strong as AAA.

A       High credit quality, obligor's ability to pay interest and repay principal is strong, but more vulnerable to adverse economic conditions than higher rated bonds.

BBB     Satisfactory credit quality, obligor's ability to pay interest and repay principal is adequate, adverse economic conditions could impair timely payment.

BB      Speculative, obligor's ability to pay interest and repay principal may be affected by adverse economic conditions.

B       Highly speculative, obligor has a limited margin of safety to make timely payments of principal and interest.

CCC     Identifiable characteristics which, if not remedied, may lead to default.

CC      Minimal protection, default in payment of interest and or principal seems probable over time.

C       Bonds are in imminent default in payment of interest or principal.

DDD     Bonds are in default on interest and or principal and are extremely speculative.

DD      represents highest potential for recovery and

D       the lowest potential for recovery.

Plus(+) Minus (-)   Plus and minus signs are used to indicate relative position of a credit within the rating category and only apply to AA to CCC categories.

Moody's(3)
----------

Aaa     Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa      Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


(3) Reprinted from Moody's Bond Record and Short Term Market Record

A       Bonds which are rated A possess many favorable attributes and are considered upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but susceptible to impairment some time in the future.

Baa     Bonds which are rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba      Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B       Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca      Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C       Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Corporate and Municipal Commercial Paper Ratings
---------------------------------------------------------------

         The following descriptions of commercial paper ratings have been published by Standard & Poor's, Fitch and Moody's, respectively.

Standard & Poor's(4)
--------------------

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

         A-1    This highest category indicates that the degree of safety
regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

(4) Reprinted from Standard & Poor's Bond Guide

         A-2    Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3    Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B      Issues rated "B" are regarded as having only speculative
capacity for timely payment.

         C      This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         D      Debt rated "D" is in payment default. The "D" rating category is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

Fitch(5)
--------

Short term ratings apply to obligations payable on demand or with original maturities of up to three years. The rating emphasizes the existence of liquidity required for timely payment of the obligation.

F-1+    Exceptionally Strong Credit Quality, strongest degree of assurance for timely payment.

F-1     Very Strong Credit Quality, assurance of timely payment only slightly less than F-1+.

F-2     Good Credit Quality, satisfactory degree of assurance for timely payment.

F-3     Fair Credit Quality, degree for assurance of timely repayment is adequate, however, near term adverse changes could put rating below investment grade.

F-S     Weak Credit Quality, minimal degree of assurance for timely repayment and vulnerable to near adverse changes in economic and financial conditions.

         D        Default, actual or imminent payment default.

Moody's(6)
----------

         Moody's employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

P-1      Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

        o    Leading market positions in well-established industries.
        o    High rates of return on funds employed.



(5) As provided by Fitch IBCA, Inc.
(6) Reprinted from Moody's bond Record and Short Term Market Record

         o Conservative capitalization structures with moderate reliance on debt and ample asset protection.
         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2      Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

P-3      Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Municipal Note Ratings
-------------------------------------

         The following descriptions of municipal bond ratings have been published by Standard & Poor's, Fitch and Moody's, respectively.

Standard & Poor's(7)
--------------------

SP-1     Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2     Satisfactory capacity to pay principal and interest.

         SP-3     Speculative capacity to pay principal and interest.

Moody's
-------

MIG 1/VMIG 1   This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2   This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3   This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


(7) Reprinted from Standard & Poor's Bond Guide

MIG 4/VMIG 4   This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

         SG    This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Fitch(8)
--------

Short term ratings apply to obligations payable on demand or with original maturities of up to three years. The rating emphasizes the existence of liquidity required for timely payment of the obligation.

F-1+     Exceptionally Strong Credit Quality, strongest degree of assurance for timely payment.

F-1      Very Strong Credit Quality, assurance of timely payment only slightly less than F-1+.

F-2      Good Credit Quality, satisfactory degree of assurance for timely payment.

F-3      Fair Credit Quality, degree for assurance of timely repayment is adequate, however, near term adverse changes could put rating below investment grade.

F-S      Weak Credit Quality, minimal degree of assurance for timely repayment and vulnerable to near adverse changes in economic and financial conditions.

D        Default, actual or imminent payment default.




(8) As provided by Fitch IBCA, Inc.

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits.

    (a) Articles of Incorporation of Sanford C. Bernstein Fund II, Inc. (the "Fund") dated February 7, 2002.

    (b)       By-Laws of the Fund.

    (c) Instruments Defining Rights of Security Holders - Incorporated by reference to Exhibits (a) and (b) above.

    (d)       Investment Management Agreement.*

    (e)(1)    Distribution Agreement.*

    (e)(2)    Form of Selected Dealer Agreement.*

    (f)       Bonus or Profit Sharing Contracts - Not applicable.

    (g)       Custodian Contract.*

    (h)(1)    Transfer Agency Agreement.*

    (h)(2)    Securities Lending Agreement.*

    (i)       Opinion of Counsel.*

    (j)       Consent of Independent Auditors.*

    (k)       Omitted Financial Statements - Not applicable.

    (l)       Initial Capital Agreement.*

    (m)       Rule 12b-1 Plan - Not applicable.

    (n)       Rule 18f-3 Plan - Not applicable.

    (o)       Reserved.

    (p)       Code of Ethics.*

--------------------------
* To be filed by amendment

Item 24. Persons Controlled By or Under Common Control with
         Fund.             None.

Item 25. Indemnification.

         As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article VIII of the Fund's By-Laws (Exhibit (b) to this Registration Statement), directors, officers and employees of the Fund will be indemnified to the full extent permitted by Maryland General Corporation Law. Article VIII provides that nothing therein contained protects any director or officer of the Fund against any liability to the Fund or its stockholders to which the director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Maryland General Corporation Law permits a corporation to indemnify any director, officer, employee or agent made a party to any threatened, pending or completed action, suit or proceeding by reason of service in that capacity, against, judgments, penalties, fines, settlements and reasonable expenses actually incurred in connection with the proceeding, unless it is proved that: (i) an act or omission by the director, officer, employee or agent that was material to the cause of action adjudicated in the proceeding was committed in bad faith or the result of active and deliberate dishonesty; (ii) the director, employee, or agent actually received an improper personal benefit in money, property, or services; or (iii) in the case of any criminal proceeding, the director, employee or agent had reasonable cause to believe that the act or omission was unlawful. Maryland law does not permit indemnification in respect of any proceeding by or in the right of the corporation in which the director shall have been held liable to the corporation.

        [As permitted by Section 17(i) of the 1940 Act, pursuant to Section 3 of the respective Investment Management Agreement, Section 8 of the Distribution Agreement between the Fund, on behalf of the Portfolio, and Bernstein LLC,

Bernstein LLC may be indemnified against certain liabilities which it may incur.]

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         [As permitted by Article [VIII, Section 5] of the Bylaws, the Fund has purchased an insurance policy insuring its officers and directors against certain liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have omitted conduct constituting conflict of interest, intentional non-compliance with statutes or regulations or dishonest, fraudulent or criminal acts or omissions. The insurance policy also insures the Fund against the cost of indemnification payments to officers and directors under certain circumstances. Insurance will not be purchased that protects, or purports to protect, any officer or director from liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.]

        [Section 2 of the Investment Management Agreement limits the liability the Manager to loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for service (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by the Manager of its obligations and duties under the Management Agreement.]

        [Section 9 of the Distribution Agreement limits the liability of Bernstein LLC to loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by Bernstein of its obligations and duties under those Agreements.]

        The Fund hereby undertakes that it will apply the indemnification provisions of its By-Laws[, and the Investment Management Agreement, and Distribution Agreement] in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Adviser.

        See "Management of the Fund" in the Statement of Additional Information constituting Part B of this Registration Statement and incorporated herein by reference and "Fund Management" in the Prospectus constituting Part A of this Registration Statement, respectively, and incorporated herein by reference.

Item 27. Principal Underwriters

         (a) Sanford C. Bernstein & Co., LLC is the Distributor for the Portfolio. It also serves as Distributor for Sanford C. Bernstein Fund, Inc.

         (b) Sanford C. Bernstein & Co., LLC:

                                                         POSITIONS AND
                               POSITIONS AND             OFFICES WITH
NAME                           OFFICES WITH              SANFORD C.
AND ADDRESS*                   REGISTRANT                BERNSTEIN & CO.,LLC
----------------------------------------------------------------------------
Lewis A. Sanders*                                        Chairman and Director

Marc O. Mayer*                                           Chief Executive Officer
                                                         and Director

Gerald M. Lieberman**                                    Chief Financial Officer
                                                         and Director

John Donato Carifa**                                     Director

Michael Thomas Borgia*                                   Director, in charge
                                                         of operations

Laurence H. Bertan*                                      Director of Compliance

-------------------

*    Business Address is 767 Fifth Avenue
     New York, New York  10153

**   Business Address is 1345 Avenue of the Americas
     New York, New York 10105

         (c) The Fund has no principal underwriter who is not an affiliated person of the Fund.

Item 28. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by Rules 31a-1 through 31a-3 pursuant to the Investment Company Act are maintained at the offices of the Manager, One North Lexington Avenue, White Plains, NY 10601, 767 Fifth Avenue, New York, New York 10153 and 1345 Avenue of the Americas, New York, NY 10105, except that some records pursuant to Rule 31a-1(b) are maintained at the offices of State Street Bank and Trust Company, 1776 Heritage Drive and 2 Heritage Drive, North Quincy, Massachusetts 02171, the Fund's Transfer Agent, and some records pursuant to Rule 31a-1(b)(4) are maintained at the offices of Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel to the Fund.

Item 29. Management Services - Not applicable.

Item 30. Undertakings - Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 7th day of February, 2002.

                                              SANFORD C. BERNSTEIN FUND II, INC.
                                                       (Registrant)

                                          By:    /s/ Edmund P. Bergan, Jr.
                                              ----------------------------------
                                              Edmund P. Bergan, Jr.
                                              President, Chief Financial Officer
                                              and Director


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

         Signatures                 Title                                   Date
         ----------                 -----                                   ----


/s/ Edmund P. Bergan, Jr.       President (Principal Executive Officer),    February 7, 2002
-------------------------       Chief Financial Officer (Principal Financial
Edmund P. Bergan, Jr.           and Accounting Officer) and Director

                                Index to Exhibits


Exhibit No.       Description
-----------       -----------

(a)               Articles of Incorporation

(b)               By-Laws